REGISTRATION NOS.   2-50931
                                                                       811-02485

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.
                        Post-Effective Amendment No. 63
                                     and/or
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 41
                        (Check appropriate box or boxes)

                         JOHN HANCOCK CURRENT INTEREST
               (Exact Name of Registrant as Specified in Charter)
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                    (Address of Principal Executive Offices)
               Registrant's Telephone Number including Area Code
                                 (617) 375-1702

                                SUSAN S. NEWTON
                       Senior Vice President and Secretary
                           John Hancock Advisers, LLC
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                    (Name and Address of Agent for Service)

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on July 31, 2002 pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a) of Rule 485
[ ]  on (date) pursuant to paragraph (a) of Rule 485

if appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   JOHN HANCOCK

--------------------------------------------------------------------------------


Prospectus 7.31.02                 Money market funds


                                   Money Market Fund

                                   U.S. Government Cash Reserve

    [LOGO](R)
------------------
JOHN HANCOCK FUNDS

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents

--------------------------------------------------------------------------------

A fund-by-fund summary           Money Market Fund                             4
of goals, strategies, risks,
performance and expenses.        U.S. Government Cash Reserve                  6


Policies and instructions for    Your account
opening, maintaining and
closing an account in either     Choosing a share class                        8
money market fund.
                                 How sales charges are calculated              8

                                 Opening an account                            9

                                 Buying shares                                10

                                 Selling shares                               11

                                 Transaction policies                         13

                                 Dividends and account policies               13

                                 Additional investor services                 14


Further information on both      Fund details
money market funds.
                                 Business structure                           15

                                 Financial highlights                         16

                                 For more information                 back cover

Overview

--------------------------------------------------------------------------------

JOHN HANCOCK MONEY MARKET FUNDS

These funds seek current income and preservation of capital. Each fund invests primarily in money market instruments, strives to maintain a stable $1 share price and offers check-writing for easy liquidity.

WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

o     require stability of principal

o are seeking a mutual fund for the money market portion of an asset allocation portfolio

o     need to "park" their money temporarily

o     are investing emergency reserves

Money market funds may NOT be appropriate if you:

o     want federal deposit insurance

o     are seeking an investment that is likely to outpace inflation

o     are investing for growth or maximum current income

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by any bank, government agency or the Federal Deposit Insurance Corporation. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM


All John Hancock money market funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and as of March 31, 2002 managed approximately $29 billion in assets.


FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks The major risk factors associated with the fund.

[Clip Art] Past performance The fund's total return, measured year-by-year and over time.

[Clip Art] Your expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

Money Market Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks the maximum current income that is consistent with maintaining liquidity and preserving capital. The fund intends to maintain a stable $1 share price.

The fund invests only in dollar-denominated securities rated within the two highest short-term credit categories and their unrated equivalents. These securities may be issued by:

o     U.S. and foreign companies
o     U.S. and foreign banks
o     U.S. and foreign governments
o     U.S. agencies, states and municipalities
o International organizations such as the World Bank and the International Monetary Fund

The fund may also invest in repurchase agreements based on these securities.

The fund maintains an average dollar-weighted maturity of 90 days or less, and does not invest in securities with remaining maturities of more than 13 months.

In managing the portfolio, the management team searches aggressively for the best values on securities that meet the fund's credit and maturity requirements.

The team tends to favor corporate securities and looks for relative yield advantages between, for example, a company's secured and unsecured short-term debt obligations.

================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time. This information may help provide an indication of the fund's risks. On December 22, 1994, John Hancock Advisers, LLC became the investment adviser of the fund. The fund's total returns for the previous periods during which the fund was advised by another adviser are not shown. The average annual figures reflect sales charges; the year-by-year figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

Class B, total returns

2002 total return as of 6-30-02: 0.10%
Best quarter: Q4 '00, 1.23%
Worst quarter: Q2 '99, 0.80%

Yield Information

For the fund's 7-day effective yield, call 1-800-225-5291

--------------------------------------------------------------------------------
Class B calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
               1995      1996      1997      1998      1999      2000      2001
               4.21%     3.58%     3.97%     3.84%     3.42%     4.63%     2.50%

-----------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-01
-----------------------------------------------------------------------------------------
                                       1 year     5 year    Life of    Life of    Life of
                                                            Class A    Class B    Class C
Class A - began 9-12-95                 3.37%      4.54%      4.55%        --         --
Class B - began 12-22-94                2.50%      3.67%        --       3.73%        --
Class C - began 5-1-98                  2.50%        --         --         --       3.54%

MAIN RISKS

[Clip Art] The value of your investment will be most affected by short-term interest rates. If interest rates rise sharply, the fund could under-perform its peers or lose money.

An issuer of securities held by the fund could default or have its credit rating downgraded.

Foreign investments carry additional risks, including inadequate or inaccurate financial information and social or political instability.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.


-------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                         Class A    Class B     Class C
-------------------------------------------------------------------------------------------
Maximum sales charge (load)                                    none       5.00%       2.00%
Maximum sales charge (load) on purchases
as a % of purchase price                                       none       none        1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less            none       5.00%       1.00%

-------------------------------------------------------------------------------------------
Annual operating expenses                                   Class A    Class B     Class C
-------------------------------------------------------------------------------------------
Management fee                                                 0.50%      0.50%       0.50%
Distribution and service (12b-1) fees                          0.25%      1.00%       1.00%
Other expenses                                                 0.35%      0.35%       0.35%
Total fund operating expenses                                  1.10%      1.85%       1.85%
Expense reduction (at least until 7-31-03)(2)                  0.20%      0.10%       0.10%
Net annual operating expenses                                  0.90%      1.75%       1.75%

The hypothetical example below shows what your expenses would be after the expense reduction (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                 Year 1     Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                     $92       $330       $587     $1,322
Class B with redemption                    $678       $872     $1,191     $1,965
Class B without redemption                 $178       $572       $991     $1,965
Class C with redemption                    $375       $666     $1,081     $2,239
Class C without redemption                 $276       $666     $1,081     $2,239

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Reflects adviser's agreement to limit maximum rate of management fee to 0.40% and distributor's agreement to limit 12b-1 fee on Class A shares to 0.15% until at least 7-31-03.


================================================================================

PORTFOLIO MANAGERS

Team of money market research analysts and portfolio managers

FUND CODES

Class A       Ticker             JHMXX
              CUSIP              478031107
              Newspaper          --
              SEC number         811-2485
              JH fund number     44

Class B       Ticker             TSMXX
              CUSIP              478031206
              Newspaper          --
              SEC number         811-2485
              JH fund number     144

Class C       Ticker             JMCXX
              CUSIP              478031305
              Newspaper          --
              SEC number         811-2485
              JH fund number     544

U.S. Government Cash Reserve

GOAL AND STRATEGY


[Clip Art] The fund seeks the maximum current income that is consistent with maintaining liquidity and preserving capital. It invests only in short-term U.S. government securities and repurchase agreements based on U.S. government securities. The Fund seeks to maintain a stable $1 share price.

U.S. government securities are issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities.


The fund maintains an average dollar-weighted maturity of 90 days or less, and does not invest in securities with remaining maturity of more than 13 months.

In managing the portfolio, the management team searches aggressively for the best values on securities that meet the fund's credit and maturity requirements.

================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time. This information may help provide an indication of the fund's risks. On December 22, 1994, John Hancock Advisers, LLC became the investment adviser of the fund. The fund's total returns for the previous periods during which the fund was advised by another adviser are not shown. All figures assume dividend reinvestment. Past performance does not indicate future results.

Total returns

2002 total return as of 6-30-02: 0.66%
Best quarter: Q2 '00, 1.47%
Worst quarter: Q2 '96, 1.13%

Yield information

For the fund's 7-day effective yield, call 1-800-225-5291

Minimum initial investment: $20,000

--------------------------------------------------------------------------------
Calendar year total returns
--------------------------------------------------------------------------------
               1995      1996      1997      1998      1999      2000      2001
               5.24%     4.82%     5.42%     5.24%     4.84%     5.89%     3.52%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-01
--------------------------------------------------------------------------------
                                                   1 year     5 year     Life of
                                                                            Fund
Since 12-22-94                                      3.52%      4.98%       5.00%

MAIN RISKS

[Clip Art] The value of your investment will be most affected by short-term interest rates. If interest rates rise sharply, the fund could under-perform its peers or lose money.

The U.S. government does not guarantee the market value or the current yield of government securities.

Not all of the U.S. government securities are backed by the full faith and credit of the U.S. government.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)
--------------------------------------------------------------------------------

Maximum sales charge (load) on purchases
as a % of purchase price                                                    none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                         none

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.50%
Distribution and service (12b-1) fees                                      0.15%
Other expenses                                                             0.22%
Total fund operating expenses                                              0.87%
Expense reduction (at least until 7-31-03)(2)                              0.15%
Net annual operating expenses                                              0.72%

The hypothetical example below shows what your expenses would be after the expense reduction (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                       Year 1        Year 3        Year 5        Year 10
--------------------------------------------------------------------------------
                                  $74          $263          $468         $1,059

(1)   A $4.00 fee will be charged for wire redemptions.

(2)   Reflects distributor's agreement to suspend 12b-1 fee until at least
      7-31-03.

================================================================================

PORTFOLIO MANAGERS

Team of U.S. government securities research analysts and portfolio managers

FUND CODES

Ticker               TGVXX
CUSIP                41014N107
Newspaper            --
SEC number           811-2485
JH fund number       43

Your account

--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------

o     No sales charges.


o     Distribution and service (12b-1) fees of 0.15% for Money Market Fund only.


--------------------------------------------------------------------------------
Class B - for Money Market Fund only
--------------------------------------------------------------------------------

o     No front-end sales charge.

o     Distribution and service (12b-1) fees of 1.00%.

o     A deferred sales charge, as described at right.

o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
Class C - for Money Market Fund only
--------------------------------------------------------------------------------

o     A front-end sales charge, as described at right.

o     Distribution and service (12b-1) fees of 1.00%.

o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Investors purchasing $1 million or more of Class B or Class C shares may want to consider the lower operating expenses of Class A shares.

Your broker-dealer receives a percentage of these sales charges and fees. In addition, John Hancock Funds may pay significant compensation out of its own resources to your broker-dealer.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

--------------------------------------------------------------------------------

HOW SALES CHARGES ARE CALCULATED

Class C Money Market Fund front-end sales charges are as follows:

--------------------------------------------------------------------------------
Money Market Fund Class C sales charges
--------------------------------------------------------------------------------
                               As a % of             As a % of your
Your investment                offering price        investment
Up to $1,000,000               1.00%                 1.01%
$1,000,000 and over            none



Class B and Class C Money Market Fund shares may be charged a contingent deferred sales charge (CDSC) on Class B or Class C shares sold within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Money Market Fund Class B deferred charges
--------------------------------------------------------------------------------
Years after purchase                         CDSC on shares
                                             being sold
1st year                                     5.00%
2nd year                                     4.00%
3rd or 4th year                              3.00%
5th year                                     2.00%
6th year                                     1.00%
After 6th year                               None

--------------------------------------------------------------------------------
Money Market Fund Class C deferred charges
--------------------------------------------------------------------------------
Years after purchase                         CDSC on shares
                                             being sold
1st year                                     1.00%
After 1st year                               none


For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.


CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.



8 YOUR ACCOUNT

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments must total at least $250), and individual investors may close their accounts at any time.


CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for Money Market Fund Class B and Class C shares will generally be waived in the following cases:

To utilize: contact your financial representative or Signature Services to find out how to qualify, or consult the SAI (see the back cover of this prospectus).

o     to make payments through certain systematic withdrawal plans
o     to make certain distributions from a retirement plan
o     because of shareholder death or disability

To utilize: if you think you may be eligible for a sales charge waiver, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.


Waiver for certain investors Class C shares may be offered without front-end sales charges to various individuals and institutions.


To utilize: if you think you may be eligible for a sales charge waiver, contact Signature Services, or consult the SAI (see back cover of this prospectus).

--------------------------------------------------------------------------------

OPENING AN ACCOUNT

1     Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments are as follows:
      o     Money Market Fund: $1,000
            o     non-retirement account: $1,000
            o     retirement account: $250
            o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month


      o fee-based clients of selling brokers who have placed at least $2 billion in John Hancock funds: $250


      o     U.S. Government Cash Reserve: $20,000

3 Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. You must notify your financial representative or Signature Services if this information changes. For more details, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares. To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."


                                                                  YOUR ACCOUNT 9

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------
               Opening an account               Adding to an account

By check

[Clip Art]     o Make out a check for the       o Make out a check for the
                 investment amount, payable       investment amount payable to
                 to "John Hancock Signature       "John Hancock Signature
                 Services, Inc."                  Services, Inc."

               o Deliver the check and your     o Fill out the detachable
                 completed application to         investment slip from an
                 your financial                   account statement. If no
                 representative, or mail them     slip is available, include a
                 to Signature Services            note specifying the fund
                 (address below).                 name, your share class,
                                                  your account number and the
                                                  name(s) in which the account
                                                  is registered.

                                                o Deliver the check and
                                                  investment slip or note to
                                                  your financial
                                                  representative, or mail them
                                                  to Signature Services
                                                  (address below).

By exchange

[Clip Art]     o Call your financial            o Log on to www.jhfunds.com to
                 representative or Signature      process exchanges between
                 Services to request an           funds.
                 exchange.
                                                o Call EASI-Line for automated
                                                  service 24 hours a day using
                                                  your touch-tone phone at
                                                  1-800-338-8080.

                                                o Call your financial
                                                  representative or Signature
                                                  Services to request an
                                                  exchange.

By wire

[Clip Art]     o Deliver your completed         o Instruct your bank to wire
                 application to your              the amount of your
                 financial representative, or     investment to:
                 mail it to Signature               First Signature Bank & Trust
                 Services.                          Account # 900000260
                                                    Routing # 211475000
               o Obtain your account number
                 by calling your financial      Specify the fund name, your
                 representative or Signature    share class, your account
                 Services.                      number and the name(s) in
                                                which the account is
               o Instruct your bank to wire     registered. Your bank may
                 the amount of your             charge a fee to wire funds.
                 investment to:
                  First Signature Bank & Trust  o To receive the dividend for
                  Account # 900000260             the same day you sell, your
                  Routing # 211475000             order must be accepted after
                                                  12 noon Eastern Time that day.
               Specify the fund name, your
               choice of share class, the new
               account number and the name(s)
               in which the account is
               registered. Your bank may
               charge a fee to wire funds.

By Internet

[Clip Art]     See "By exchange" and "By        o Verify that your bank or
               wire."                             credit union is a member of
                                                  the Automated Clearing House
                                                  (ACH) system.

                                                o Complete the "Bank
                                                  Information" section on your
                                                  account application.

                                                o Log on to www.jhfunds.com to
                                                  initiate purchases using
                                                  your authorized bank
                                                  account.

By phone

[Clip Art]     See "By exchange" and "By        o Verify that your bank or
               wire."                             credit union is a member of
                                                  the Automated Clearing House
                                                  (ACH) system.

                                                o Complete the "Bank
                                                  Information" section on your
                                                  account application.

                                                o Call EASI-Line for automated
                                                  service 24 hours a day using
                                                  your touch-tone phone at
                                                  1-800-338-8080.

                                                o Call your financial
                                                  representative or Signature
                                                  Services between 8 A.M. and
                                                  4 P.M. Eastern Time on most
                                                  business days.

To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."


10 YOUR ACCOUNT

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
              Designed for                    To sell some or all of your shares

By letter

[Clip Art]    o Accounts of any type.         o Write a letter of
                                                instruction or complete a
              o Sales of any amount.            stock power indicating the
                                                fund name, your share class,
                                                your account number, the
                                                name(s) in which the account
                                                is registered and the dollar
                                                value or number of shares
                                                you wish to sell.

                                              o Include all signatures and
                                                any additional documents
                                                that may be required (see
                                                next page).

                                              o Mail the materials to
                                                Signature Services.

                                              o A check will be mailed to
                                                the name(s) and address in
                                                which the account is
                                                registered, or otherwise
                                                according to your letter of
                                                instruction.

By Internet

[Clip Art]     o Most accounts.               o Log on to www.jhfunds.com to
                                                initiate redemptions from
               o Sales of up to $100,000.       your funds.


By phone

[Clip Art]     o Most accounts.               o Call EASI-Line for automated
                                                service 24 hours a day using
               o Sales of up to $100,000.       your touch-tone phone at
                                                1-800-338-8080.

                                              o Call your financial
                                                representative or Signature
                                                Services between 8 A.M. and
                                                4 P.M. Eastern Time on most
                                                business days.

By wire or electronic funds transfer (EFT)

[Clip Art]     o Requests by letter to sell   o To verify that the Internet
                 any amount.                    or telephone redemption
                                                privilege is in place on an
               o Requests by Internet or        account, or to request the
                 phone to sell up to            form to add it to an
                 $100,000.                      existing account, call
                                                Signature Services.
               o To receive the dividend for
                 the same day you sell, your  o Amounts of $1,000 or more
                 order must be accepted after   will be wired on the next
                 12 noon Eastern Time that      business day. A $4 fee will
                 day.                           be deducted from your
                                                account.

                                              o Amounts of less than $1,000
                                                may be sent by EFT or by
                                                check. Funds from EFT
                                                transactions are generally
                                                available by the second
                                                business day. Your bank may
                                                charge a fee for this
                                                service.

By exchange

[Clip Art]     o Accounts of any type.        o Obtain a current prospectus
                                                for the fund into which you
               o Sales of any amount.           are exchanging by Internet
                                                or by calling your
                                                financial representative or
                                                Signature Services.

                                              o Log on to www.jhfunds.com to
                                                process exchanges between
                                                your funds.

                                              o Call EASI-Line for automated
                                                service 24 hours a day using
                                                your touch-tone phone at
                                                1-800-338-8080.

                                              o Call your financial
                                                representative or Signature
                                                Services to request an
                                                exchange.

By check

[Clip Art]     o Any account with             o Request checkwriting on your
                 checkwriting                   account application.
                 privileges.
                                              o Verify that the shares to be
               o Sales of over                  sold were purchased more than 10
                 $100.                          days earlier or
                                                were purchased by wire.

                                              o Write a check for any amount
                                                over $100.

To sell shares through a systematic withdrawal plan, see "Additional investor services."


                                                                 YOUR ACCOUNT 11

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:
o     your address of record has changed within the past 30 days
o     you are selling more than $100,000 worth of shares
o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                                    Requirements for written requests
--------------------------------------------------------------------------------
                                                                      [Clip Art]

Owners of individual, joint or            o Letter of instruction.
UGMA/UTMA accounts (custodial accounts
for minors) or general partner accounts.  o On the letter, the signatures and titles of all persons authorized to
                                            sign for the account, exactly as the
                                            account is registered.

                                          o Signature guarantee if applicable
                                            (see above).

Owners of corporate, sole                 o Letter of instruction.
proprietorship, general partner or
association accounts.                     o Corporate business/organization
                                            resolution, certified within the
                                            past 12 months, or a John Hancock
                                            Funds business/organization
                                            certification form.

                                          o On the letter and the resolution,
                                            the signature of the person(s)
                                            authorized to sign for the account.

                                          o Signature guarantee if applicable
                                            (see above).

Owners or trustees of trust accounts.     o Letter of instruction.

                                          o On the letter, the signature(s) of
                                            the trustee(s).

                                          o Copy of the trust document certified
                                            within the past 12 months or a John
                                            Hancock Funds trust certification
                                            form.

                                          o Signature guarantee if applicable
                                            (see above).

Joint tenancy shareholders with rights    o Letter of instruction signed by
of survivorship whose co-tenants are        surviving tenant.
deceased.
                                          o Copy of death certificate.

                                          o Signature guarantee if applicable
                                            (see above).

Executors of shareholder estates.         o Letter of instruction signed by
                                            executor.

                                          o Copy of order appointing executor,
                                            certified within the past 12 months.

                                          o Signature guarantee if applicable
                                            (see above).

Administrators, conservators,             o Call 1-800-225-5291 for
guardians and other sellers or account      instructions.
types not listed above.

                                   ---------------------------------------------
                                   Address:

                                   John Hancock Signature Services, Inc.
                                   1 John Hancock Way, Suite 1000
                                   Boston, MA 02217-1000

                                   Phone Number: 1-800-225-5291

                                   Or contact your financial representative for
                                   instructions and assistance.
                                   ---------------------------------------------


12 YOUR ACCOUNT

--------------------------------------------------------------------------------

TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined twice each business day at 12 noon and at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time), by dividing a class's net assets by the number of its shares outstanding. To help the fund maintain its $1 constant share price, portfolio investments are valued at cost, and any discount or premium created by market movements is amortized to maturity.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated (normally $1) after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com, or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other. The registration for both accounts involved must be identical. If no sales charge was paid on Class A shares, you will pay the sales charge imposed by the new fund. Otherwise, your Class A shares will be exchanged without a sales charge. Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. However, if the new fund's CDSC is higher, then the rate will increase. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties who, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares All money market funds shares are electronically recorded. Certificated shares are not available.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------

DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:
o after every transaction (except a dividend reinvestment) that affects your account balance
o     after any changes of name or address of the registered owner(s)
o     in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally declare dividends daily and pay them monthly. Most of these funds' dividends are income dividends. Purchases by wire or other federal funds that are accepted before 12 noon Eastern Time will receive the dividend declared that day. Other orders, including those that are not accompanied by federal funds, will begin receiving dividends the following day. Redemption orders accepted before 12 noon Eastern Time will not receive that day's dividends.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends in the amount of more than $10 mailed to you. However, if the check is not deliverable, or the dividend amount is $10 or less, your proceeds will be reinvested. If five or more


                                                                 YOUR ACCOUNT 13
of your dividend checks remain uncashed after 180 days, all subsequent dividends will be reinvested.


Taxability of dividends Dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.


Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. However, as long as a fund maintains a stable share price, you will not have a gain or loss on shares you sell or exchange.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

--------------------------------------------------------------------------------

ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:
o     Complete the appropriate parts of your account application.
o If you are using MAAP to open an account, make out a check ($25 minimum except U.S. Government Cash Reserve) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:
o     Make sure you have at least $5,000 worth of shares in your account.
o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you).
o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.


Retirement plans John Hancock Funds offers a range of retirement plans, including traditional, Roth and Education IRAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds and U.S. Government Cash Reserve) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.



14 YOUR ACCOUNT

Fund details

--------------------------------------------------------------------------------

BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the John Hancock money market funds. The funds' board of trustees oversees the funds' business activities and retains the services of the various firms that carry out the funds' operations.


The trustees of the Money Market Fund have the power to change this fund's investment goal without shareholder approval.

The trustees of the U.S. Government Cash Reserve have the power to change the focus of the fund's investment policy without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its investment policy.


Management fees The management fees paid to the investment adviser by the John Hancock money market funds last year are as follows:

--------------------------------------------------------------------------------
Fund                                                        % of net assets
--------------------------------------------------------------------------------
Money Market                                                0.40%
U.S. Government Cash Reserve                                0.38%

                                  ------------
                                  Shareholders
                                  ------------

                        ---------------------------------
  Distribution and        Financial services firms and
shareholder services          their representatives

                         Advise current and prospective
                           shareholders on their fund
                        investments, often in the context
                          of an overall financial plan.
                        ----------------------------------

                 ---------------------------------------------
                             Principal distributor

                            John Hancock Funds, LLC

                    Markets the funds and distributes shares
                       through selling brokers, financial
                  planners and other financial representatives
                 ---------------------------------------------

                 ---------------------------------------------
                                 Transfer agent

                     John Hancock Signature Services, Inc.

                    Handles shareholder services, including
                  record-keeping and statements, distribution
                     of dividends and processing of buy and
                                 sell requests.
                 ---------------------------------------------

                 ---------------------------------------------
                               Investment adviser                       Asset
                                                                      management
                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                             Boston, MA 02199-7603

                        Manages the fund's business and
                             investment activities.
                 ---------------------------------------------


                 ---------------------------------------------
                                   Custodian

                              The Bank of New York
                                One Wall Street
                               New York, NY 10286

                      Holds the funds' assets, settles all
                     portfolio trades and collects most of
                        the valuation data required for
                          calculating each fund's NAV.
                 ---------------------------------------------


                 ---------------------------------------------
                                    Trustees

                         Oversee the funds' activities.
                 ---------------------------------------------


                                                                 FUND DETAILS 15

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

Money Market Fund

Figures audited by Ernst & Young LLP.

CLASS A SHARES PERIOD ENDED                                             3-31-98      3-31-99      3-31-00      3-31-01      3-31-02
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $1.00        $1.00        $1.00        $1.00        $1.00
Net investment income(1)                                                   0.05         0.04         0.04         0.05         0.02
Less distributions:
From net investment income                                                (0.05)       (0.04)       (0.04)       (0.05)       (0.02)
Net asset value, end of period                                            $1.00        $1.00        $1.00        $1.00        $1.00
Total return(2,3) (%)                                                      4.92         4.54         4.45         5.51         2.41
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    $313         $374         $362         $295         $264
Ratio of expenses to average net assets (%)                                0.89         0.91         0.91         0.95         0.90
Ratio of adjusted expenses to average net assets(4) (%)                    1.09         1.11         1.11         1.15         1.10
Ratio of net investment income to average net assets (%)                   4.82         4.44         4.40         5.43         2.40

CLASS B SHARES PERIOD ENDED                                             3-31-98      3-31-99      3-31-00      3-31-01      3-31-02
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $1.00        $1.00        $1.00        $1.00        $1.00
Net investment income(1)                                                   0.04         0.04         0.04         0.05         0.02
Less distributions:
From net investment income                                                (0.04)       (0.04)       (0.04)       (0.05)       (0.02)
Net asset value, end of period                                            $1.00        $1.00        $1.00        $1.00        $1.00
Total return(2,3) (%)                                                      4.04         3.66         3.59         4.63         1.55
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                     $81         $182         $158         $162         $142
Ratio of expenses to average net assets (%)                                1.74         1.76         1.74         1.79         1.75
Ratio of adjusted expenses to average net assets(4) (%)                    1.84         1.86         1.84         1.89         1.85
Ratio of net investment income to average net assets (%)                   3.97         3.54         3.56         4.54         1.52


16 FUND DETAILS

CLASS C SHARES PERIOD ENDED                                                      3-31-99(5)       3-31-00      3-31-01      3-31-02
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $1.00           $1.00        $1.00        $1.00
Net investment income(1)                                                             0.03            0.04         0.05         0.02
Less distributions
From net investment income                                                          (0.03)          (0.04)       (0.05)       (0.02)
Net asset value, end of period                                                      $1.00           $1.00        $1.00        $1.00
Total return(2,3) (%)                                                                3.29(6)         3.58         4.63         1.55
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                $1              $6          $13          $16
Ratio of expenses to average net assets (%)                                          1.75(7)         1.76         1.79         1.75
Ratio of adjusted expenses to average net assets(4) (%)                              1.85(7)         1.86         1.89         1.85
Ratio of net investment income to average net assets (%)                             3.46(7)         3.67         4.59         1.46

(1)   Based on the average of the shares outstanding at the end of each month.

(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(3) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4) Does not take into consideration expense reductions during the periods shown.

(5)   Class C shares began operations on 5-1-98.

(6)   Not annualized.

(7)   Annualized.

================================================================================

The following returns are not audited and are not part of the audited financial highlights presented above.

Without the expense reductions, returns for the fund for the years ended March 31, 1998, 1999, 2000, 2001 and 2002 would have been 4.72%, 4.34%, 4.25%, 5.31%
and 2.21% for Class A, 3.94%, 3.56%, 3.49%, 4.53% and 1.45% for Class B, and
3.19%, 3.48% and 4.53% for Class C, respectively. Without the expense reductions, returns for Class C for the years or period ended March 31, 1999, 2000, 2001 and 2002 would have been 3.20%, 3.48%, 4.53% and 1.45%, respectively.


                                                                 FUND DETAILS 17

U.S. Government Cash Reserve

Figures audited by Ernst & Young LLP.

PERIOD ENDED                                                                3-31-98     3-31-99     3-31-00     3-31-01     3-31-02
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $1.00       $1.00       $1.00       $1.00       $1.00
Net investment income(1)                                                       0.05        0.05        0.05        0.06        0.03
Less distributions
From net investment income                                                    (0.05)      (0.05)      (0.05)      (0.06)      (0.03)
Net asset value, end of period                                                $1.00       $1.00       $1.00       $1.00       $1.00
Total return(2,3) (%)                                                          5.43        5.08        4.98        5.82        2.60
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                         $74        $108        $106         $92         $95
Ratio of expenses to average net assets (%)                                    0.35        0.35        0.35        0.64        0.72
Ratio of adjusted expenses to average net assets(4) (%)                        0.91        0.88        0.86        0.91        0.87
Ratio of net investment income to average net assets (%)                       5.30        4.94        4.90        5.71        2.55

(1)   Based on the average of the shares outstanding at the end of each month.

(2)   Assumes dividend reinvestment.

(3) The total returns would have been lower had certain expenses not been reduced during the periods shown.

(4) Does not take into consideration expense reductions during the periods shown.

================================================================================

The following returns are not audited and are not part of the audited financial highlights presented above.

Without the expense reductions, returns for the fund for the years ended March 31, 1998, 1999, 2000, 2001 and 2002 would have been 4.87%, 4.55%, 4.47%, 5.55%
and 2.45%, respectively.


18 FUND DETAILS

For more information

Two documents are available that offer further information on John Hancock money market funds:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-554-6713

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By mail:

Public Reference Section Securities and Exchange Commission
Washington, DC 20549-0102 (duplicating fee required)

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

[LOGO](R)
[OLYMPIC LOGO]
WORLDWIDE SPONSOR

John Hancock Funds, LLC

MEMBER NASD

101 Huntington Avenue
Boston, MA 02199-7603

www.jhfunds.com

Mutual Funds
Institutional Services
Private Managed Accounts
Retirement Plans

                                                 (C)2002 JOHN HANCOCK FUNDS, LLC
                                                                      MNYPN 7/02

                         JOHN HANCOCK MONEY MARKET FUND

                       Class A, Class B and Class C Shares
                       Statement Of Additional Information


                                  July 31, 2002


This Statement of Additional Information provides information about John Hancock Money Market Fund (the "Fund"), in addition to the information that is contained in the combined Money Market Funds' current Prospectus (the "Prospectus"). The Fund is a diversified series of John Hancock Current Interest (the "Trust").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                 1-800-225-5291

                                Table of Contents


                                                                            Page

Organization of the Fund................................................       2
Investment Objective and Policies.......................................       2
Investment Restrictions.................................................       8
Those Responsible for Management........................................      11
Investment Advisory and Other Services..................................      18
Distribution Contracts..................................................      21
Sales Compensation......................................................      23
Net Asset Value.........................................................      24
Purchase of Class A  and Class C Shares.................................      25
Deferred Sales Charge on Class B and Class C Shares.....................      26
Special Redemptions.....................................................      30
Additional Services and Programs........................................      30
Purchases and Redemptions Through Third Parties.........................      31
Description of the Fund's Shares........................................      32
Tax Status..............................................................      33
Calculation of Performance..............................................      36
Brokerage Allocation....................................................      37
Transfer Agent Services.................................................      40
Custody of Portfolio....................................................      40
Independent Auditors....................................................      40
Appendix A..............................................................     A-1
Appendix B..............................................................     B-1
Financial Statements....................................................     F-1

ORGANIZATION OF THE FUND

The Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts.


John Hancock Advisers, LLC (prior to February 1, 2002, John Hancock Advisers, Inc.) (the "Adviser") is the Fund's investment adviser. The Adviser is an indirect, wholly-owned subsidiary of John Hancock Life Insurance Company (formerly John Hancock Mutual Life Insurance Company)(the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts. The Life Company is wholly owned by John Hancock Financial Services, Inc., a Delaware corporation organized in February, 2000.


INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus. Appendix A contains further information describing investment risk. The investment objective of the Fund is non-fundamental and may be changed by vote of the Trustees without shareholder approval. However, the 25% investment limitation on foreign bank obligations is fundamental and may only be changed with shareholder approval. There is no assurance that the Fund will achieve its investment objective.

The Fund seeks to provide maximum current income that is consistent with maintaining liquidity and preserving capital. The Fund invests in high quality money market instruments. The Fund's investments will be subject to the market fluctuation and risks inherent in all securities.

The Fund seeks to achieve its objective by investing in money market instruments including, but not limited to, U.S. Government, municipal and foreign governmental securities; obligations of international organizations (e.g., the World Bank and the International Monetary Fund); obligations of U.S. and foreign banks and other lending institutions; corporate obligations; repurchase agreements and reverse repurchase agreements. As a fundamental policy, the Fund may not invest more than 25% of its total assets in obligations issued by (i) foreign banks and (ii) foreign branches of U.S. banks where the Adviser has determined that the U.S. bank is not unconditionally responsible for the payment obligations of the foreign branch. All of the Fund's investments will be denominated in U.S. dollars.

At the time the Fund acquires its investments, they will be rated (or issued by an issuer that is rated with respect to a comparable class of short-term debt obligations) in one of the two highest rating categories for short-term debt obligations assigned by at least two nationally recognized rating organizations (or one rating organization if the obligation was rated by only one such organization). These high quality securities are divided into "first tier" and "second tier" securities. First tier securities have received the highest rating from at least two rating organizations (or one, if only one has rated the security). Second tier securities have received ratings within the two highest categories from at least two rating agencies (or one, if only one has rated the security), but do not qualify as first tier securities. The Fund may also purchase obligations that are not rated, but are determined by the Adviser, based on procedures adopted by the Trustees, to be of comparable quality to rated first or second tier securities. The Fund may not purchase any second tier security if, as a result of its purchase (a) more than 5% of its total assets would be invested in second tier securities or (b) more than 1% of its total assets or $1 million (whichever is greater) would be invested in the second tier securities of a single issuer.

Ratings as Investment Criteria. In general, the ratings of Moody's Investors Service, Inc.("Moody's") and Standard & Poor's Ratings Group ("S&P") represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of portfolio securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix B contains further information concerning the ratings of Moody's and S&P and their significance.

Subsequent to its purchase by either Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund, but the Adviser will consider the event in its determination of whether the Fund should continue to hold the securities.

All of the Fund's investments will mature in 397 days or less. The Fund will maintain an average dollar-weighted portfolio maturity of 90 days or less.

Government Securities. The Fund may invest in U.S. Government securities, which are obligations issued or guaranteed by the U.S. Government and its agencies, authorities or instrumentalities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("Ginnie Maes"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("Freddie Macs"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("Fannie Maes"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

Custodial Receipts. The Fund may acquire custodial receipts in respect of U.S. government securities. Such custodial receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds. These custodial receipts are known by various names, including Treasury Receipts, Treasury Investors Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS"). For certain securities law purposes, custodial receipts are not considered U.S. government securities.

Bank and Corporate Obligations. The Fund may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the Fund consists of direct U.S. dollar denominated obligations of domestic or foreign issuers. Bank obligations in which the Fund may invest include certificates of deposit, bankers' acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

Municipal Obligations. The Fund may invest in a variety of municipal obligations which consist of municipal bonds, municipal notes and municipal commercial paper.

Municipal Bonds. Municipal bonds are issued to obtain funds for various public purposes including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax. The payment of principal and interest by issuers of certain obligations purchased by the Fund may be guaranteed by a letter of credit, note repurchase agreement, insurance or other credit facility agreement offered by a bank or other financial institution. Such guarantees and the creditworthiness of guarantors will be considered by the Adviser in determining whether a municipal obligation meets the Fund's investment quality requirements. No assurance can be given that a municipality or guarantor will be able to satisfy the payment of principal or interest on a municipal obligation.

Municipal Notes. Municipal notes are short-term obligations of municipalities, generally with a maturity ranging from six months to three years. The principal types of such notes include tax, bond and revenue anticipation notes and project notes.

Municipal Commercial Paper. Municipal commercial paper is a short-term obligation of a municipality, generally issued at a discount with a maturity of less than one year. Such paper is likely to be issued to meet seasonal working capital needs of a municipality or interim construction financing. Municipal commercial paper is backed in many cases by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks and other institutions.

Federal tax legislation enacted in the 1980s placed substantial new restrictions on the issuance of the bonds described above and in some cases eliminated the ability of state or local governments to issue municipal obligations for some of the above purposes. Such restrictions do not affect the Federal income tax treatment of municipal obligations in which the Fund may invest which were issued prior to the effective dates of the provisions imposing such restrictions. The effect of these restrictions may be to reduce the volume of newly issued municipal obligations.

Issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due the principal of and interest on their municipal obligations may be affected.

The yields of municipal bonds depend upon, among other things, general money market conditions, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of S&P, Moody's and Fitch Investors Service ("Fitch") represent their respective opinions on the quality of the municipal bonds they undertake to rate. It should be emphasized, however, that ratings are general and not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields and municipal bonds of the same maturity and coupon with different ratings may have the same yield. Many issuers of securities choose not to have their obligations rated. Although unrated securities eligible for purchase by the Fund must be determined to be comparable in quality to securities having certain specified ratings, the market for unrated securities may not be as broad as for rated securities since many investors rely on rating organizations for credit appraisal.

Investments in Foreign Securities. The Fund may invest in U.S. dollar denominated foreign securities and certificates of deposit, bankers' acceptances and fixed time deposits and other obligations issued by foreign banks and their U.S. and foreign branches and foreign branches of U.S. banks. The Fund may also invest in municipal instruments backed by letters of credit issued by certain foreign banks. Under current Securities and Exchange Commission ("SEC") rules relating to the use of the amortized cost method of portfolio securities valuation, the Fund is restricted to purchasing U.S. dollar denominated securities.

Investing in obligations of non-U.S. issuers and foreign banks, particularly securities of issuers located in emerging countries, may entail greater risks than investing in similar securities of U.S. issuers. These risks include (i) social, political and economic instability; (ii) the small current size of the markets for many such securities and the currently low or nonexistent volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and
(v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property.

Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, in some cases, capital gains, and interest payable on certain of the Fund's foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (generally not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period which the Fund seeks to enforce its rights thereto, possible subnormal levels of income decline in value of the underlying securities or lack of access to income during this period as well as the expense of enforcing its rights. The Fund will not invest in a repurchase agreement maturing in more than seven days, if such investment, together with other illiquid securities held by the Fund (including restricted securities) would exceed 10% of the Fund's net assets.

Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. In addition, the Fund will not enter into reverse repurchase agreements or borrow money in excess of 33 1/3% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes, or pledge, mortgage or hypothecate an amount of its assets (taken at market value) in excess of 15% of its total assets, in each case taken at the lower of cost or market value. For this purpose, collateral arrangements with respect to options, futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margins are not considered a pledge of assets. The Fund will enter into reverse repurchase agreements only with federally insured banks or savings and loan associations which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 10% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for Section 4(2) paper or specific Rule 144A securities, that they are liquid, they will not be subject to the 10% limit. The Trustees have adopted guidelines and delegated to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued and forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Lending of Securities. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value exceeding 30% of its total assets.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held a relatively brief period of time. The Fund may engage in short-term trading in response to market conditions, changes in interest rates or other income trends and developments or to take advantage of yield disparities in different segments of the market for Government Obligations. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means the approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at the meeting or (2) more than 50% of the Fund's outstanding shares.

The Fund may not:

(1) Borrow money in an amount in excess of 33 1/3% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes (except that it may enter into a reverse repurchase agreement within the limits described in the Prospectus or this Statement of Additional Information), or pledge, mortgage or hypothecate an amount of its assets (taken at market value) in excess of 15% of its total assets, in each case taken at the lower of cost or market value. For the purpose of this restriction, collateral arrangements with respect to options, futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margins are not considered a pledge of assets.

(2) Underwrite securities issued by other persons except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security.

(3) Purchase or retain real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein and securities secured by real estate), or mineral leases, commodities or commodity contracts (except contracts for the future delivery of fixed income securities, stock index and currency futures and options on such futures) in the ordinary course of its business. The Fund reserves the freedom of action to hold and to sell real estate or mineral leases, commodities or commodity contracts acquired as a result of the ownership of securities.

(4) Invest in direct participation interests in oil, gas or other mineral exploration or development programs.

(5) Make loans to other persons except by the purchase of obligations in which the Fund is authorized to invest and by entering into repurchase agreements; provided that the Fund may lend its portfolio securities not in excess of 30% of its total assets (taken at market value). Not more than 10% of the Fund's total assets (taken at market value) will be subject to repurchase agreements maturing in more than seven days. For these purposes the purchase of all or a portion of an issue of debt securities shall not be considered the making of a loan.

(6) Purchase the securities of any issuer if such purchase, at the time thereof, would cause more than 5% of its total assets (taken at market value) to be invested in the securities of such issuer, other than securities issued or guaranteed by the United States or any state or political subdivision thereof, or any political subdivision of any such state, or any agency or instrumentality of the United States, any state or political subdivision thereof, or any political subdivision of any such state. In applying these limitations, a guarantee of a security will not be considered a security of the guarantor, provided that the value of all securities issued or guaranteed by that guarantor, and owned by the Fund, does not exceed 10% of the Fund's total assets. In determining the issuer of a security, each state and each political subdivision agency, and instrumentality of each state and each multi-state agency of which such state is a member is a separate issuer. Where securities are backed only by assets and revenues of a particular instrumentality, facility or subdivision, such entity is considered the issuer.

(7) Invest in companies for the purpose of exercising control or management.

(8) Purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Fund, or is a member, partner, officer or Director of the Adviser, if after the purchase of the securities of such issuer by the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value.

(9) Purchase any securities or evidences of interest therein on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities.

(10) Sell any security which the Fund does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities without payment of further consideration equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon equivalent conditions.

(11) Knowingly invest in securities which are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended or market makers do not exist or will not entertain bids or offers), except for repurchase agreements, if, as a result thereof more than 10% of the Fund's total assets (taken at market value) would be so invested. (The Staff of the Securities and Exchange Commission has taken the position that a money market fund may not invest more than 10% of its net assets in illiquid securities. The Fund has undertaken with the Staff to require, that as a matter of operating policy, it will not invest in illiquid securities in an amount exceeding 10% of its net assets.)

(12) Issue any senior security (as that term is defined in the Investment Company Act of 1940 (the "Investment Company Act")) if such issuance is specifically prohibited by the Investment Company Act or the rules and regulations promulgated thereunder. For the purpose of this restriction, collateral arrangements with respect to options, Futures Contracts and Options on futures contracts and collateral arrangements with respect to initial and variation margins are not deemed to be the issuance of a senior security.

(13) Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would equal or exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

In addition, the Fund may not invest more than 25% of its total assets in obligations issued by (i) foreign banks or (ii) foreign branches of U.S. banks where the Adviser has determined that the U.S. bank is not unconditionally responsible for the payment obligations of the foreign branch. Also, the Fund may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if such purchase, at the time thereof, would cause the Fund to hold more than 10% of any class of securities of such issuer. For this purpose, all indebtedness of an issuer maturing in less than one year shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class.

Non-fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

The Fund may not purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

If a percentage restriction or rating restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the Fund's portfolio securities or a later change in the rating of a portfolio security will not be considered a violation of the policy.

The Funds will invest only in countries on the Adviser's Approved Country Listing. The Approved Country Listing is a list maintained by the Adviser's investment department that outlines all countries, including the United States, that have been approved for investment by Funds managed by the Adviser.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Trustees, who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers or Directors of the Adviser, or officers and Directors of the Fund's principal distributor, John Hancock Funds, LLC (prior to February 1, 2002, John Hancock Funds, Inc.) ("John Hancock Funds").



--------------------------- ------------------ ----------- ------------------------------------------------ --------------
                                                                                                            Number of
                                                                                                            John
                                                                                                            Hancock
                            Position(s)        Trustee/                                                     Funds
Name, Address (1)           Held with          Officer     Principal Occupation(s) and other                Overseen by
And Age                     Fund               since(2)    Directorships During Past 5 Years                Trustee
--------------------------- ------------------ ----------- ------------------------------------------------ --------------
Independent Trustees
--------------------------- ------------------ ----------- ------------------------------------------------ --------------
James F. Carlin             Trustee            1994        Chairman and CEO, Alpha Analytical               28
Born:  1940                                                Laboratories (chemical analysis); Part Owner
                                                           and Treasurer, Lawrence Carlin Insurance
                                                           Agency, Inc. (since 1995); Part Owner and Vice
                                                           President, Mone Lawrence Carlin Insurance
                                                           Agency, Inc. (since 1996); Director/Treasurer,
                                                           Rizzo Associates (until 2000);  Chairman and
                                                           CEO, Carlin Consolidated, Inc.
                                                           (management/investments); Director/Partner,
                                                           Proctor Carlin & Co., Inc. (until 1999);
                                                           Trustee, Massachusetts Health and Education
                                                           Tax Exempt Trust; Director of the following:
                                                           Uno Restaurant Corp. (until 2001), Arbella
                                                           Mutual (insurance) (until 2000), HealthPlan
                                                           Services, Inc. (until 1999), Flagship
                                                           Healthcare, Inc. (until 1999), Carlin
                                                           Insurance Agency, Inc. (until 1999), Chairman,
                                                           Massachusetts Board of Higher Education (until
                                                           1999).

--------------------------- ------------------ ----------- ------------------------------------------------ --------------
(1) Business address for independent and interested Trustees and officers is
    101 Huntington Avenue, Boston, Massachusetts  02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and/or certain other affiliates.



                                       11





--------------------------- ------------------ ----------- ------------------------------------------------ --------------
                                                                                                            Number of
                                                                                                            John
                                                                                                            Hancock
                            Position(s)        Trustee/                                                     Funds
Name, Address (1)           Held with          Officer     Principal Occupation(s) and other                Overseen by
And Age                     Fund               since(2)    Directorships During Past 5 Years                Trustee
--------------------------- ------------------ ----------- ------------------------------------------------ --------------
--------------------------- ------------------ ----------- ------------------------------------------------ --------------
William H. Cunningham       Trustee            1987        Former Chancellor, University of Texas System    28
Born:  1944                                                and former President of the University of
                                                           Texas, Austin, Texas; Chairman, IBT
                                                           Technologies; Director of the
                                                           following: The University of Texas
                                                           Investment Management Company (until 2000),
                                                           Hire.com (since 2000), STC
                                                           Broadcasting, Inc. and Sunrise
                                                           Television Corp. (since 2000), Symtx,
                                                           Inc. (since 2001), Adorno/Rogers
                                                           Technology, Inc. (since 2001),
                                                           Pinnacle Foods Corporation (since
                                                           2000), rateGenius (since 2000),
                                                           LaQuinta Motor Inns, Inc. (hotel
                                                           management company)(until 1998),
                                                           Jefferson-Pilot Corporation
                                                           (diversified life insurance company),
                                                           New Century Equity Holdings (formerly
                                                           Billing Concepts)(until 2001),
                                                           eCertain (until 2001), ClassMap.com
                                                           (until 2001), Agile Ventures (until
                                                           2001), LBJ Foundation (until 2000),
                                                           Golfsmith International, Inc.
                                                           (until 2000), Metamor Worldwide (until
                                                           2000), AskRed.com (until 2001),
                                                           Southwest Airlines and Introgen;
                                                           Advisory Director, Q Investments; Advisory
                                                           Director, Chase Bank (formerly Texas
                                                           Commerce Bank - Austin).

--------------------------- ------------------ ----------- ------------------------------------------------ --------------
Ronald R. Dion              Trustee            1998        Chairman and Chief Executive Officer, R.M.       28
Born:  1946                                                Bradley & Co., Inc.; Director, The New England
                                                           Council and Massachusetts Roundtable; Trustee,
                                                           North Shore Medical Center; Director, BJ's
                                                           Wholesale Club, Inc. and a corporator of the
                                                           Eastern Bank; Trustee, Emmanuel College.

--------------------------- ------------------ ----------- ------------------------------------------------ --------------
(1) Business address for independent and interested Trustees and officers is
    101 Huntington Avenue, Boston, Massachusetts  02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and/or certain other affiliates.



                                       12




--------------------------- ------------------ ----------- ------------------------------------------------ --------------
                                                                                                            Number of
                                                                                                            John
                                                                                                            Hancock
                            Position(s)        Trustee/                                                     Funds
Name, Address (1)           Held with          Officer     Principal Occupation(s) and other                Overseen by
And Age                     Fund               since(2)    Directorships During Past 5 Years                Trustee
--------------------------- ------------------ ----------- ------------------------------------------------ --------------
--------------------------- ------------------ ----------- ------------------------------------------------ --------------
Charles L. Ladner           Trustee            1994        Chairman and Trustee, Dunwoody Village, Inc.     28
Born:  1938                                                (continuing care retirement community); Senior
                                                           Vice President and Chief Financial Officer,
                                                           UGI Corporation (Public Utility Holding
                                                           Company) (retired 1998); Vice President and
                                                           Director for AmeriGas, Inc. (retired 1998);
                                                           Director of AmeriGas Partners, L.P. (until
                                                           1997)(gas distribution); Director,
                                                           EnergyNorth, Inc. (until 1995); Director,
                                                           Parks and History Association (since 2001).

--------------------------- ------------------ ----------- ------------------------------------------------ --------------
Steven Pruchansky           Trustee            1994        Chairman and Chief Executive Officer, Mast       28
Born:  1944                                                Holdings, Inc. (since 2000); Director and
                                                           President, Mast Holdings, Inc. (until 2000);
                                                           Managing Director, JonJames, LLC (real
                                                           estate)(since 2001); Director, First Signature
                                                           Bank & Trust Company (until 1991); Director,
                                                           Mast Realty Trust (until 1994); President,
                                                           Maxwell Building Corp. (until 1991).

--------------------------- ------------------ ----------- ------------------------------------------------ --------------
Norman H. Smith             Trustee            1994        Lieutenant General, United States Marine         28
Born:  1933                                                Corps; Deputy Chief of Staff for Manpower and
                                                           Reserve Affairs, Headquarters Marine
                                                           Corps; Commanding General III Marine
                                                           Expeditionary Force/3rd Marine
                                                           Division (retired 1991).

--------------------------- ------------------ ----------- ------------------------------------------------ --------------
(1) Business address for independent and interested Trustees and officers is
    101 Huntington Avenue, Boston, Massachusetts  02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and/or certain other affiliates.


                                       13




--------------------------- ------------------ ----------- ------------------------------------------------ --------------
                                                                                                            Number of
                                                                                                            John
                                                                                                            Hancock
                            Position(s)        Trustee/                                                     Funds
Name, Address (1)           Held with          Officer     Principal Occupation(s) and other                Overseen by
And Age                     Fund               since(2)    Directorships During Past 5 Years                Trustee
--------------------------- ------------------ ----------- ------------------------------------------------ --------------
--------------------------- ------------------ ----------- ------------------------------------------------ --------------
John P. Toolan              Trustee            1994        Director, The Smith Barney Muni Bond Funds,      28
Born:  1930                                                The Smith Barney Tax-Free Money Funds, Inc.,
                                                           Vantage Money Market Funds (mutual funds), The
                                                           Inefficient-Market Fund, Inc. (closed-end
                                                           investment company) and Smith Barney Trust
                                                           Company of Florida; Chairman, Smith Barney
                                                           Trust Company (retired 1991); Director, Smith
                                                           Barney, Inc., Mutual Management Company and
                                                           Smith Barney Advisers, Inc. (investment
                                                           advisers) (retired 1991); Senior Executive
                                                           Vice President, Director and member of the
                                                           Executive Committee, Smith Barney, Harris
                                                           Upham & Co., Incorporated (investment bankers)
                                                           (until 1991).

--------------------------- ------------------ ----------- ------------------------------------------------ --------------
Interested Trustees
--------------------------- ------------------ ----------- ------------------------------------------------ --------------
John M. DeCiccio (3)        Trustee            2001        Executive Vice President and Chief Investment    59
Born:  1948                                                Officer, John Hancock Financial Services,
                                                           Inc.; Director, Executive Vice
                                                           President and Chief Investment Officer,
                                                           John Hancock Life Insurance Company;
                                                           Chairman of the Committee of Finance
                                                           of John Hancock Life Insurance Company;
                                                           Director, John Hancock Subsidiaries,
                                                           LLC, Hancock Natural Resource Group,
                                                           Independence Investment LLC,
                                                           Independence Fixed Income LLC, John
                                                           Hancock Advisers, LLC (the "Adviser") and
                                                           The Berkeley Financial Group, LLC
                                                           ("The Berkeley Group"), John Hancock
                                                           Funds, LLC ("John Hancock Funds"),
                                                           Massachusetts Business Development
                                                           Corporation; Director, Insurance
                                                           Agency, Inc. (until 1999) and John
                                                           Hancock Signature Services,
                                                           Inc.("Signature Services") (until 1997).

--------------------------- ------------------ ----------- ------------------------------------------------ --------------
(1) Business address for independent and interested Trustees and officers is
    101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and/or certain other affiliates.



                                       14




--------------------------- ------------------ ----------- ------------------------------------------------ --------------
                                                                                                            Number of
                                                                                                            John
                                                                                                            Hancock
                            Position(s)        Trustee/                                                     Funds
Name, Address (1)           Held with          Officer     Principal Occupation(s) and other                Overseen by
And Age                     Fund               since(2)    Directorships During Past 5 Years                Trustee
--------------------------- ------------------ ----------- ------------------------------------------------ ----------------
--------------------------- ------------------ ----------- ------------------------------------------------ ----------------
Maureen R. Ford (3)         Trustee,           2000        Executive Vice President, John Hancock           59
Born:  1955                 Chairman,                      Financial Services, Inc., John Hancock Life
                            President and                  Insurance Company; Chairman, Director,
                            Chief Executive                President and Chief Executive Officer, the
                            Officer                        Advisers and The Berkeley Group; Chairman,
                                                           Director and Chief Executive Officer, John
                                                           Hancock Funds, Chairman, Director and
                                                           President, Insurance Agency, Inc; Chairman,
                                                           Director and Chief Executive Officer,
                                                           Sovereign Asset Management Corporation
                                                           ("SAMCorp."); Director, Independence
                                                           Investment LLC, Independence Fixed Income LLC
                                                           and Signature Services, Inc.; Senior Vice
                                                           President, MassMutual Insurance Co. (until
                                                           1999); Senior Vice President, Connecticut
                                                           Mutual Insurance Co. (until 1996).

--------------------------- ------------------ ----------- ------------------------------------------------ ----------------
Principal Officers who
are not Trustees
--------------------------- ------------------ ----------- ------------------------------------------------ ----------------
William L. Braman           Executive Vice     2000        Executive Vice President and Chief Investment    N/A
Born:  1953                 President and                  Officer, the Adviser and each of the John
                            Chief Investment               Hancock funds; Director, SAMCorp., Executive
                            Officer                        Vice President and Chief Investment Officer,
                                                           Baring Asset Management, London U.K. (until
                                                           2000).
--------------------------- ------------------ ----------- ------------------------------------------------ ----------------
Richard A. Brown            Senior Vice        2000        Senior Vice President, Chief Financial Officer   N/A
Born:  1949                 President and                  and Treasurer, the Adviser, John Hancock
                            Chief Financial                Funds, and The Berkeley Group;  Second Vice
                            Officer                        President and Senior Associate Controller,
                                                           Corporate Tax Department, John Hancock
                                                           Financial Services, Inc. (until 2001).

--------------------------- ------------------ ----------- ------------------------------------------------ ----------------
Thomas H. Connors           Vice President     1994        Vice President and Compliance Officer, the       N/A
Born:  1959                 and Compliance                 Adviser and each of the John Hancock funds;
                            Officer                        Vice President, John Hancock Funds.

--------------------------- ------------------ ----------- ------------------------------------------------ ----------------
(1) Business address for independent and interested Trustees and officers is
    101 Huntington Avenue, Boston, Massachusetts  02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and/or certain other affiliates.



                                       15




--------------------------- ------------------ ----------- ------------------------------------------------ --------------
                                                                                                            Number of
                                                                                                            John
                                                                                                            Hancock
                            Position(s)        Trustee/                                                     Funds
Name, Address (1)           Held with          Officer     Principal Occupation(s) and other                Overseen by
And Age                     Fund               since(2)    Directorships During Past 5 Years                Trustee
--------------------------- ------------------ ----------- ------------------------------------------------ ----------------
--------------------------- ------------------ ----------- ------------------------------------------------ ----------------
William H. King             Vice President     1994        Vice President and Assistant Treasurer, the      N/A
Born:  1952                 and Treasurer                  Adviser; Vice President and Treasurer of each
                                                           of the John Hancock funds; Assistant
                                                           Treasurer of each of the John Hancock
                                                           funds (until 2001).

--------------------------- ------------------ ----------- ------------------------------------------------ ----------------
Susan S. Newton             Senior Vice        1994        Senior Vice President, Secretary and Chief       N/A
Born:  1950                 President,                     Legal Officer, SAMCorp., the Adviser and each
                            Secretary and                  of the John Hancock funds, John Hancock Funds
                            Chief Legal                    and The Berkeley Group; Vice President,
                            Officer                        Signature Services (until 2000), Director,
                                                           Senior Vice President and Secretary, NM
                                                           Capital.

--------------------------- ------------------ ----------- ------------------------------------------------ ----------------
(1) Business address for independent and interested Trustees and officers is
    101 Huntington Avenue, Boston, Massachusetts  02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and/or certain other affiliates.


The Fund's Board of Trustees currently has five standing Committees: the Audit Committee, the Administration Committee, the Contracts/Operations Committee, the Investment Performance Committee and the Coordinating Committee. Each Committee is comprised of Independent Trustees who are not "interested persons". The Audit Committee members are Messrs. Carlin, Ladner and Toolan. The Audit Committee recommends to the full board auditors for the Fund, monitors and oversees the audits of the Fund, communicates with both independent auditors and internal auditors on a regular basis and provides a forum for the auditors to report and discuss any matters they deem appropriate at any time. The Audit Committee held four meetings during the fiscal year ended March 31, 2002.

The Administration Committee's members are all of the Independent Trustees of the Fund. The Administration Committee reviews the activities of the other four standing committees and makes the final selection and nomination of candidates to serve as Independent Trustees. The Administration Committee will consider nominees recommended by shareholders to serve as Independent Trustees, provided that shareholders submit recommendations in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934. The Administration Committee also works with al Trustees on the selection and election of officers of the Fund. The Administration Committee held four meetings during the fiscal year ended March 31, 2002.

The Contracts/Operations Committee members are Messrs. Cunningham and Pruchansky. The Contracts/Operations Committee oversees the initiation, operation, and renewal of contracts between the Fund and other entities. These contracts include advisory and subadvisory agreements, custodial and transfer agency agreements and arrangements with other service providers. The Contracts/Operations Committee held five meetings during the fiscal year ended March 31, 2002.

The Investment Performance Committee consists of Messrs. Dion and Smith. The Investment Performance Committee monitors and analyzes the performance of the Fund generally, consults with the adviser as necessary if the Fund requires special attention, and reviews peer groups and other comparative standards as necessary. The Investment Performance Committee held four meetings during the fiscal year ended March 31, 2002.

The Coordinating Committee members are the chairpersons of the other four standing committees. The Coordinating Committee assures consistency of action among committees, reviews Trustee compensation, evaluates Trustee performance and considers committee membership rotations as well as relevant corporate governance issues.

The following table provides a dollar range indicating each Trustee's ownership of equity securities of the Fund, as well as aggregate holdings of shares of equity securities of all John Hancock Funds overseen by the Trustee, as of December 31, 2001.

--------------------------------------------------------------------------------
                           Dollar Range            Aggregate Dollar Range
                           of Fund Shares          of holdings in John Hancock
Name of Trustee            owned by Trustee (1)    funds overseen by Trustee (1)
--------------------------------------------------------------------------------
Independent Trustees
--------------------------------------------------------------------------------
James F. Carlin            $1-$10,000              $10,001-$50,000
--------------------------------------------------------------------------------
William H. Cunningham      None                    $10,001-$50,000
--------------------------------------------------------------------------------
Ronald R. Dion             $50,000-$100,000        Over $100,000
--------------------------------------------------------------------------------
Charles L. Ladner          None                    Over $100,000
--------------------------------------------------------------------------------
Steven R. Pruchansky       None                    Over $100,000
--------------------------------------------------------------------------------
Norman H. Smith            $10,000-$50,000         Over $100,000
--------------------------------------------------------------------------------
John P. Toolan             None                    $50,001-$100,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Interested Trustees
--------------------------------------------------------------------------------
John M. DeCiccio           None                    Over $100,000
--------------------------------------------------------------------------------
Maureen R. Ford            Over $100,00            Over $100,000
--------------------------------------------------------------------------------

(1) Under the John Hancock Deferred Compensation Plan for Independent Trustees, an Independent Trustee may elect to earn a return on his deferred fees equal to the amount that he would have earned if the deferred fees amount were invested in one or more funds in the John Hancock fund complex. Under these circumstances, a trustee is not the legal owner of the underlying shares, but participates in any positive or negative return on those shares to the same extent as other shareholders. If the Trustees were deemed to own the shares used in computing the value of his deferred compensation, as of December 31, 2001, the respective "Dollar Range of Fund Shares Owned by Trustee" and the "Aggregate Dollar Range of holdings in John Hancock funds overseen by Trustee" would be none and over $100,000 for Mr. Cunningham, none and over $100,000 for Mr. Dion, none and $10,000- $50,000 for Mr. Pruchansky, none and $50,000-$100,000 for
Smith, none and over $100,000 for Mr. Toolan.

The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Mr. DeCiccio and Ms. Ford, each a non-Independent Trustee, and each of the officers of the Fund are interested persons of the Adviser, and/or affiliates are compensated by the Adviser and received no compensation from the Fund for their services.

                         Aggregate               Total Compensation from
                         Compensation            all Funds in John Hancock Fund
Trustees                 from the Fund(1)        Complex to Trustees (2)
--------                 ----------------        ------------------------------

James F. Carlin               $ 2,984                     $ 75,000
William H. Cunningham*          2,900                       72,100
Ronald R. Dion*                 2,984                       75,000
Charles L. Ladner               2,955                       75,100
Steven R. Pruchansky*           2,864                       72,000
Norman H. Smith*                3,071                       78,000
John P. Toolan*                 2,864                       72,000
                             --------                  -----------
Total                         $20,622                     $519,200

      (1)    Compensation is for the current fiscal period ended March 31, 2001.

      (2) Total compensation paid by the John Hancock Fund Complex to the Independent Trustees is for the calendar year ended December 31, 2001. As of that date, there were sixty-six funds in the John Hancock Fund Complex, with each of these Independent Trustees serving on thirty-six funds.

      (*) As of December 31, 2001, the value of the aggregate accrued deferred compensation from all Funds in the John Hancock fund complex for Mr. Cunningham was $540,844, for Mr. Dion was $112,044, for Mr. Pruchansky was $117,545, for Mr. Smith was $202,737 and for Mr. Toolan was $621,800 under the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan").

All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and/or directors and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

As of July 1, 2002, the officers and Trustees of the Fund as a group beneficially owned less than 1% of the outstanding shares of the Fund. As of that date, no record holders beneficially owned of 5% or more of the outstanding shares of the Fund:

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has approximately $28 billion in assets under management in its capacity as investment adviser to the Fund and the other funds in the John Hancock group of funds as well as retail and institutional privately managed accounts. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of approximately $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating from Standard & Poor's and A.M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.


The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser which was approved by the Fund's shareholders. Pursuant to the Advisory Agreement, the Adviser will (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly a fee based on a stated percentage of the average daily net assets of the Fund as follows:

                                                                 Fee
                  Average Daily Net Assets                  (Annual Rate)
                  ------------------------                  -------------

                    First $500 million                          0.500%*
                     Next $250 million                          0.425%*
                     Next $250 million                          0.375%
                     Next $500 million                          0.350%
                     Next $500 million                          0.325%
                     Next $500 million                          0.300%
                     Over $2.5 billion                          0.275%

*The Adviser has reduced the fee to 0.40% of the Fund's average daily net assets and cannot reinstate the fee without the Trustees' consent.

From time to time, the Adviser may reduce its fees or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to reimpose the advisory fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.


For the fiscal years ended March 31, 2000, 2001 and 2002, advisory fees payable by the Fund to the Adviser, were $2,658,523, $2,267,740 and $2,259,018, respectively. However, all or a portion of such fees were not imposed pursuant to the voluntary fee limitation arrangement then in effect.


Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser for the Fund or for other funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of the obligations and duties under the Advisory Agreement.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for as long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.


The Fund's Board of Trustees is responsible for overseeing the performance of the Fund's investment adviser and determining whether to approve and renew the Fund's Advisory Agreement. The Board has a standing request that the Adviser provide the Board with certain information the Board has deemed important to evaluating the short- and long-term performance of the Adviser. This information includes periodic performance analysis and status reports from the Adviser and quarterly Portfolio and Investment Performance Reports. The Fund's portfolio managers meet with the Board from time to time to discuss the management and performance of the Fund and respond to the Board's questions concerning the performance of the Adviser. When the Board considers whether to renew an investment advisory contract, the Board takes into account numerous factors, including: (1) the nature, extent and quality of the services provided by the Adviser; (2) the investment performance of the Fund's assets managed by the adviser; (3) the fair market value of the services provided by the adviser; (4) a comparative analysis of expense ratios of, and advisory fees paid by, similar funds; (5) the extent to which the adviser has realized or will realize economies of scale as the Fund grows; (6) other sources of revenue to the Adviser or its affiliates from its relationship with the Fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant; and (7) the Adviser's control of the operating expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

The primary factors underlying the Board's decision to renew the Fund's Advisory Agreement were as follows:

o The Board determined that the performance results of the Fund and the Adviser's responsive actions were reasonable, as compared with relevant performance standards, including the performance results of comparable money market funds derived from data provided by Lipper Inc. and appropriate market indexes.

o The Board decided that the advisory fee paid by the Fund was reasonable based on the average advisory fee for comparable funds. The Board also took into account the nature of the fee arrangements which include breakpoints that will adjust the fee downward as the size of the Fund's portfolio increases.

o The Board evaluated the Adviser's investment staff and portfolio management process, and reviewed the composition and overall performance of the Fund's portfolio on both a short-term and long-term basis. The Board considered whether the Fund should obtain alternative portfolio management services and concluded that, under all the circumstances and based on its informed business judgement, the most appropriate course of action in the best interest of the Fund's shareholders was to renew the agreement with the Adviser.


The continuation of the Advisory Agreement and Distribution Agreement (discussed below) was approved by all of the Trustees. The Advisory Agreement and the Distribution Agreement will continue in effect from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Both agreements may be terminated on 60 days written notice by either party or by vote of a majority of the outstanding voting securities of the Funds and will terminate automatically if assigned.


Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal years ended March 31, 2000, 2001 and 2002, the Fund paid the Adviser $98,753, $86,849 and $93,834, respectively.


Personnel of the Adviser and its affiliates may trade securities for their personal accounts. The Fund also may hold, or may be buying or selling, the same securities. To prevent the Fund from being disadvantaged, the adviser(s), principal underwriter and the Fund have adopted a code of ethics which restricts the trading activity of those personnel.

DISTRIBUTION CONTRACTS

The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") that have entered into selling agency agreements with John Hancock Funds. These Selling Brokers are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. John Hancock Funds accepts orders for the purchase of the shares of the Fund that are continually offered at net asset value next determined, plus an applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Brokers receive compensation from a sales charge imposed, in the case of Class A and Class C shares, at the time of sale. In the case of Class B and Class C shares, the broker receives compensation immediately but John Hancock Funds is compensated on a deferred basis.


The Fund's Trustees adopted Distribution Plans with respect to each class of shares (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.25% for Class A shares and 1.00%, for Class B and Class C shares of the Fund's average daily net assets attributable to shares of that class. Currently however, the Fund has agreed to limit fees attributable to Class A shares to 0.15% of the Fund's average daily net assets. The service fee will not exceed 0.15% or 0.25% of the Fund's average daily net assets attributable to each of shares and the remaining amount is for distribution expenses. The distribution fees will be used to reimburse John Hancock Funds for their distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B and Class C shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. In the event the John Hancock Funds is not fully reimbursed for payments they make under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B and Class C Plans will be carried forward together with interest on the balance of these unreimbursed expenses. The Fund does not treat unreimbursed expenses under the Class B and Class C Plans as a liability of the Fund because the Trustees may terminate Class B and/or Class C Plans at any time with no additional liability for these expenses to the shareholders and the Fund. For the fiscal year ended March 31, 2002, an aggregate of $716,249 of distribution expenses or of 0.46% of the average net assets of the Class B shares of the Fund, was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods. For the fiscal year ended March 31, 2002, there were an aggregate of $0 distribution expenses or of 0% of the average net assets of the Class C shares of the Fund that was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or 12b-1 fees.


The Plans were approved by a majority of the voting securities of the Fund. The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on such Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provide the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as their continuance is approved at least annually by a majority of both the Trustees and Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds, and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to that Plan. Each plan provides, that no material amendment to the Plans will be effective unless it is approved by a vote of a majority of the Trustees and the Independent Trustees of the Fund. The holders of Class A, Class B and Class C shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

Amounts paid to John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Funds.

During the fiscal year ended March 31, 2002, the Fund paid John Hancock Funds the following amounts of expenses in connection with their services of the Fund.


                                                             Expense Items
                                                             -------------

                                                                                                    Interest,
                                     Printing and mailing                                           carrying or
                                     of prospectuses to      Compensationto      Expenses of John   other finance
Shares            Advertising        new shareholders        selling brokers     Hancock Funds      charges
------            -----------        ----------------        ---------------     -------------      -------

Class A           $  95,541          $  4,675                $100,716            $221,903            0
Class B           $ 229,172          $ 11,449                $805,834            $510,350           $2,826
Class C           $  11,825          $    624                $ 99,689            $ 27,373            0


SALES COMPENSATION

As part of their business strategies, the Fund, along with John Hancock Funds, pay compensation to financial services firms that sell the Fund's shares. These firms typically pass along a portion of this compensation to your broker or financial representative.

Broker compensation payments originate from two sources: from sales charges and from 12b-1 fees that are paid out of the Fund's assets ("12b-1" refers to the federal securities regulation that authorizes annual fees of this type). The 12b-1 fee rates vary by fund and by share class, according to Rule 12b-1 plans adopted by the Fund. The sales charges and 12b-1 fees paid by investors are detailed in the fund-by-fund information.

Initial compensation Whenever you make an investment in Class B shares of Money Market Fund, the financial services firm receives a commission equal to 3.75% of the offering price. The firm also receives the first year's 12b-1 service fee equal to 0.25% of the net amount invested.

Whenever you make an investment in Class C shares of Money Market Fund, the financial services firm receives a commission equal to 1.75% of the offering price. The firm also receives the first year's 12b-1 service fee equal to 0.25% of the net amount invested.

Annual compensation Beginning with the second year after an investment is made, the financial services firm receives an annual 12b-1 service fee of 0.15% of its total eligible net assets in Money Market Fund Class A shares and 0.25% of its total eligible net assets in Class B and Class C shares. This fee is paid quarterly in arrears by the Fund.

Financial services firms selling large amounts of fund shares may receive extra compensation. This compensation, which John Hancock Funds pays out of its own resources, may include asset retention fees as well as reimbursement for marketing expenses.


In addition, from time to time, John Hancock Funds, at its expense, may provide significant additional compensation to financial services firms in connection with their promotion of the Fund or sale of shares of the Fund. Such compensation provided by John Hancock Funds may include, for example, financial assistance to financial services firms in connection with their marketing and sales development programs for their registered representatives and other employees, as well as payment for travel expenses, including lodging, incurred by registered representatives and other employees for such marketing and sales development programs, as well as assistance for seminars for the public, advertising and sales campaigns regarding one or more Funds, and other financial services firms-sponsored events or activities. From time to time, John Hancock Funds may provide expense reimbursements for special training of a financial services firm's registered representatives and other employees in group meetings. Other compensation, such as asset retention fees, finder's fees and reimbursement for wire transfer fees may be offered to the extent not prohibited by law or any self-regulatory agency, such as the NASD.





                                 Sales charge                                     Broker receives
                                 paid by investors   Broker receives              12b-1 service fee     Total broker
                                 (% of offering      maximum reallowance          (% of net             compensation (1)
Class B investments              price)              (% of offering price)        investment) (2)       (% of offering price)
-------------------              ------              ---------------------        ---------------       --------------------
All amounts                      --                  3.75%                        0.25%                 4.00%

                                                                                  Broker receives
                                                     Broker receives              service fee           Total broker
                                                     maximum reallowance          (% of net             compensation (1)
Class C investments                                  (% of offering price)        investment) (2)       (% of offering price
-------------------                                  ---------------------        ---------------       --------------------
Over $1,000,000 or amounts
purchased at NAV                 --                  0.75%                        0.25%                 1.00%
All other amounts                1.00%               1.75%                        0.25%                 2.00%


(1) Broker percentages and 12b-1service fee percentages are calculated from different amounts, and therefore may not equal total broker compensation percentages if combined using simple addition.

(2) After first year broker receives 12b-1 service fees quarterly in arrears.

CDSC revenues collected by John Hancock Funds may be used to pay broker commissions when there is no initial sales charge.

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

The Fund utilizes the amortized cost valuation method of valuing portfolio instruments in the absence of extraordinary or unusual circumstances. Under the amortized cost method, assets are valued by constantly amortizing over the remaining life of an instrument the difference between the principal amount due at maturity and the cost of the instrument to the Fund. The Trustees will from time to time review the extent of any deviation of the net asset value, as determined on the basis of the amortized cost method, from net asset value as it would be determined on the basis of available market quotations. If any deviation occurs which may result in unfairness either to new investors or existing shareholders, the Trustees will take such actions as they deem appropriate to eliminate or reduce such unfairness to the extent reasonably practicable. These actions may include selling portfolio instruments prior to maturity to realize gains or losses or to shorten the Fund's average portfolio maturity, withholding dividends, splitting, combining or otherwise recapitalizing outstanding shares or utilizing available market quotations to determine net asset value per share.

Since a dividend is declared to shareholders each time net asset value is determined, the net asset value per share of each class of the Fund will normally remain constant at $1.00 per share. There is no assurance that the Fund can maintain the $1.00 per share value. Monthly, any increase in the value of a shareholder's investment in either class from dividends is reflected as an increase in the number of shares of such class in the shareholder's account or is distributed as cash if a shareholder has so elected.

It is expected that the Fund's net income will be positive each time it is determined. However, if because of a sudden rise in interest rates or for any other reason the net income of the Fund determined at any time is a negative amount, the Fund will offset the negative amount against income accrued during the month for each shareholder account. If at the time of payment of a distribution such negative amount exceeds a shareholder's portion of accrued income, the Fund may reduce the number of its outstanding shares by treating the shareholder as having contributed to the capital of the Fund that number of full or fractional shares which represents the amount of excess. By investing in any class of shares of the Fund, shareholders are deemed to have agreed to make such a contribution. This procedure permits the Fund to maintain its net asset value at $1.00 per share.

If in the view of the Trustees it is inadvisable to continue the practice of maintaining net asset value at $1.00 per share, the Trustees reserve the right to alter the procedures for determining net asset value. The Fund will notify shareholders of any such alteration.

The NAV for the fund and class is determined twice each business day at 12 noon and at the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern Time), by dividing a class's net assets by the number of its shares outstanding. To help the Fund maintain its $1 constant share price, portfolio investments are valued at cost, and any discount or premium created by market movements is amortized to maturity.

PURCHASE OF CLASS A AND CLASS C SHARES

Class A shares of the Fund will be sold at their net asset value without a sales charge. The sales charges applicable to purchases of Class C shares of the Fund are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in the Prospectus. The Fund no longer issues share certificates, all shares are electronically recorded. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

Class C shares will be sold with a l.00% sales charge except for the following:


o Group Retirement plan products for which John Hancock Signature Services performs recordkeeping and administrative services. (These plans include 403(b), Simple IRA, SEP and SARSEP plans.) Also included are plans formerly record kept by John Hancock Signature Services (including 401(k)).

o             An investor who buys through Merrill Lynch omnibus account.
              However, a CDSC may apply if the shares are sold within 12 months of purchase.

Class C shares may also be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES

Investments in Class B shares are purchased at net asset value per share without the imposition of an initial sales charge so the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six years or one year of purchase, respectively, will be subject to a contingent deferred sales charge ("CDSC") at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices or on shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to retirement plans that had more than 100 eligible employees at the inception of the Fund account.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is not subject to a CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.

When requesting a redemption for a specific dollar amount please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 Class B shares at $1 per share. The second year after your purchase, you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

*     Proceeds of 50 shares redeemed at $1 per share                     $50
*     Minus proceeds of 10 shares not subject to CDSC (dividend          -10
                                                                         ---
      reinvestment)
*     Amount subject to CDSC                                             $40

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Brokers for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

* Redemptions due to death or disability. (Does not apply to Trust accounts unless trust is being dissolved.)

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" in the Prospectus.

* Redemptions of Class B and Class C shares made under a periodic withdrawal plan, or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note, this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC.)

* Redemption of Class A shares made after one year from the inception date of a retirement plan at John Hancock.

For Retirement Accounts (such as traditional and Roth IRAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.

* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code. (Waiver based on required minimum distribution calculations for John Hancock Mutual Fund IRA assets only.)

*        Returns of excess contributions made to these plans.

* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement plans under Section 401(a) (such as Money Purchase Pension Plans, and Profit Sharing Plan 401(k) Plans), 457 and 408 (SEPs and SIMPLE IRAs) of the Internal Revenue Code.

* Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain IRA plans that purchased shares prior to May 15, 1995.

Please see matrix for some examples.



--------------------- ----------------------- ---------------- -------------- --------------------- -------------------
Type of               401 (a) Plan (401(k),   403(b)           457            IRA, IRA Rollover     Non-retirement
Distribution          MPP, PSP)
                      457 & 408 (SEPs &
                      Simple IRAs)
--------------------- ----------------------- ---------------- -------------- --------------------- -------------------
Death or Disability   Waived                  Waived           Waived         Waived                Waived
--------------------- ----------------------- ---------------- -------------- --------------------- -------------------
Over 70 1/2           Waived                  Waived           Waived         Waived for required   12% of account
                                                                              minimum               value annually in
                                                                              distributions* or     periodic payments
                                                                              12% of account
                                                                              value annually in
                                                                              periodic payments.
--------------------- ----------------------- ---------------- -------------- --------------------- -------------------
Between 59 1/2 and    Waived                  Waived           Waived         Waived for Life       12% of account
70 1/2                                                                        Expectancy or 12%     value annually in
                                                                              of account value      periodic payments
                                                                              annually in
                                                                              periodic payments.
--------------------- ----------------------- ---------------- -------------- --------------------- -------------------
Under 59 1/2          Waived for annuity      Waived for       Waived for     Waived for annuity    12% of account
(Class B and Class    payments (72t) or 12%   annuity          annuity        payments (72t) or     value annually in
C only)               of account value        payments (72t)   payments       12% of account        periodic payments
                      annually in periodic    or 12% of        (72t) or 12%   value annually in
                      payments                account value    of account     periodic payments.
                                              annually in      value
                                              periodic         annually in
                                              payments.        periodic
                                                               payments.
--------------------- ----------------------- ---------------- -------------- --------------------- -------------------
Loans                 Waived                  Waived           N/A            N/A                   N/A
--------------------- ----------------------- ---------------- -------------- --------------------- -------------------
Termination of Plan   Not Waived              Not Waived       Not Waived     Not Waived            N/A
--------------------- ----------------------- ---------------- -------------- --------------------- -------------------
Hardships             Waived                  Waived           Waived         N/A                   N/A
--------------------- ----------------------- ---------------- -------------- --------------------- -------------------
Qualified Domestic    Waived                  Waived           Waived         N/A                   N/A
Relations Orders
--------------------- ----------------------- ---------------- -------------- --------------------- -------------------
Termination of        Waived                  Waived           Waived         N/A                   N/A
Employment Before
Normal Retirement
Age
--------------------- ----------------------- ---------------- -------------- --------------------- -------------------
Return of Excess      Waived                  Waived           Waived         Waived                N/A
--------------------- ----------------------- ---------------- -------------- --------------------- -------------------
*Required minimum distributions based on John Hancock Mutual Fund IRA assets only.

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such security would be valued for the purpose of making such payment at the same value as used in determining the Fund's net asset value. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one account.

ADDITIONAL SERVICES AND PROGRAMS


Exchange Privilege. The Fund permits exchanges of shares of any class of a fund for shares of the same class in any other John Hancock fund offering that class. If no sales charge was paid on Class A shares you will pay the sales charge imposed by the new fund.


Exchanges between funds with shares that are not subject to a CDSC are based on their respective net asset values. No sales charge or transaction charge is imposed. Shares of the Fund which are subject to a CDSC may be exchanged into shares of any of the other John Hancock funds that are subject to a CDSC without incurring the CDSC; however, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed (except that shares exchanged into John Hancock 500 Index Fund will retain the exchanged fund's CDSC schedule). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

If a retirement plan exchanges the plan's Class A account in its entirety from the Fund to a non-John Hancock investment, the one-year CDSC applies.

If a shareholder exchanges Class B shares purchased prior to January 1, 1994 for Class B shares of any other John Hancock fund, the acquired shares will continue to be subject to the CDSC schedule that was in effect when the exchanged shares were purchased.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds from the redemption of Fund shares which may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the CDSC imposed on redemptions of Class B and Class C shares. Therefore, a shareholder should not purchase shares of the Fund at the same time as a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the order date of any investment.

Reinstatement and Reinvestment Privilege. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Fund shares and paid a CDSC thereon, may, within 120 days after the date of redemption, reinvest any part of the redemption proceeds in shares of the same class of the same Fund or another John Hancock fund, subject to the minimum investment limit in that fund and, upon such reinvestment, the shareholder's account will be credited with the amount of any CDSC charged upon the redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

To protect the interests of other investors in the Fund, the Fund may cancel the reinvestment privilege of any parties that, in the opinion of the Fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. Also, the Fund may refuse any reinvestment request.

The Fund may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS".

PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES

Shares of the Fund may be purchased or redeemed through certain broker-dealers or Service Agents ("Brokers"). Brokers may charge for their services or place limitations on the extent to which you may use the services of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker's authorized designee, receives the order. If a broker is an agent or designee of the Fund, orders are processed at the NAV next calculated after the broker receives the order. The broker must segregate any orders it receives after the close of regular trading on the New York Stock Exchange and transmit those orders to the Fund for execution at NAV next determined. Some brokers that maintain nominee accounts with the Fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. The Adviser, the Fund, and John Hancock Funds, Inc. (the Fund's principal distributor), share in the expense of these fees.

DESCRIPTION OF THE FUND'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and one other series. Additional series may be added in the future. The Trustees have also authorized the issuance of three classes of shares of the fund, designated as Class A, Class B and Class C.

The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to each class will be borne exclusively by that class (ii) Class B and Class C shares will pay higher distribution and service fees than Class A shares and (iii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares are purchased. No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no Fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock Fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Selling activities for the Fund may not take place outside the U.S. except with U.S. military bases, APO addresses and U.S. diplomats. Brokers of record on Non-U.S. investors' accounts with foreign mailing addresses are required to certify that all sales activities have occurred, and in the future will occur, only in the U.S. A foreign corporation may purchase shares of the Fund only if it has a U.S. mailing address.

TAX STATUS

The Fund, is treated as a separate entity for accounting and tax purposes and has qualified and elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on taxable income (including net realized capital gains, if any ) which is distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a 4% non-deductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.

Distributions from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as long-term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss and investment company taxable income is all taxable income and capital gains or losses, other than those gains or losses taken into account in computing net capital gain, after reduction by deductible expenses. It is not likely that the Fund will earn or distribute any net capital gain.) Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. Distributions from the Fund will not qualify for the dividends-received deduction for any corporate shareholder. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

Upon a redemption or other disposition of shares of the Fund (including by exercise of the exchange privilege) a shareholder ordinarily will not realize a taxable gain or loss if the Fund always successfully maintains a constant net asset value per share, although a loss may still arise if a CDSC is paid. If the Fund is not successful in maintaining a constant net asset value per share, a redemption may produce a taxable gain or loss. Any gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's tax holding period for the shares and subject to the special rules described below. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion. Also, future Treasury Department guidance issued to implement the Act may contain additional rules for determining the tax treatment of sales of Fund shares held for various periods including the treatment of losses on the sales of shares held for six months or less that are recharacterized as long-term capital losses, as described above.

For Federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and would not be distributed as such to shareholders. The Fund does not have any capital loss carryforwards.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments, if any, in foreign securities. Some tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. It is not likely that the Fund will generally qualify to pass through such foreign taxes and any associated foreign tax credits or deduction to its shareholders, who therefore will generally not take such taxes into account directly on their tax returns.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions (if any), and ownership of or gains realized (if any) on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, a Fund in their particular circumstances.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions may be subject to backup withholding of federal income tax if non-exempt shareholders fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholders is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8, W-8BEN or other authorized withholding certificate is on file and backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income.

CALCULATION OF PERFORMANCE

For the purposes of calculating yield for the classes of the Fund, daily income per share consists of interest and discount earned on the Fund's investments less provision for amortization of premiums and applicable expenses, divided by the number of shares outstanding, but does not include realized or unrealized appreciation or depreciation.

In any case in which the Fund reports its annualized yield, it will also furnish information as to the average portfolio maturities of the Fund. It will also report any material effect of realized gains or losses or unrealized appreciation on dividends which have been excluded from the computation of yield.

Yield calculations are based on the value of a hypothetical preexisting account with exactly one share at the beginning of the seven day period. Yield is computed by determining the net change in the value of the account during the base period and dividing the net change by the value of the account at the beginning of the base period to obtain the base period return. Base period is multiplied by 365/7 and the resulting figure is carried to the nearest 100th of a percent. Net change in account value during the base period includes dividends declared on the original share, dividends declared on any shares purchased with dividends of that share and any account or sales charges that would affect an account of average size, but excludes any capital changes.

Effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

         EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1

The yield of the Fund is not fixed or guaranteed. Yield quotations should not be considered to be representations of yield of the Fund for any period in the future. The yield of the Fund is a function of available interest rates on money market instruments, which can be expected to fluctuate, as well as of the quality, maturity and types of portfolio instruments held by the Fund and of changes in operating expenses. The Fund's yield may be affected if, through net sales of its shares, there is a net investment of new money in the Fund which the Fund invests at interest rates different from that being earned on current portfolio instruments. Yield could also vary if the Fund experiences net redemptions, which may require the disposition of some of the Fund's current portfolio instruments.

From time to time, in reports and promotional literature, the Fund's yield and total return will be compared to indices of mutual funds and bank deposit vehicles such as Lipper Analytical Services, Inc.'s "Lipper--Fixed Income Fund Performance Analysis," a monthly publication which tracks net assets, total return, and yield on fixed income mutual funds in the United States or "iMoneyNet, Inc.'s Money Fund Report," a similar publication. Comparisons may also be made to bank Certificates of Deposit, which differ from mutual funds, like the Fund, in several ways. The interest rate established by the sponsoring bank is fixed for the term of a CD, there are penalties for early withdrawal from CD's and the principal on a CD is insured. Unlike CD's, which are insured as to principal, an investment in the Fund is not insured or guaranteed.

Performance rankings and ratings reported periodically in, and excerpts from, national financial publications such as MONEY MAGAZINE, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRON'S, etc. may also be utilized. A Fund's promotional and sales literature may make reference to the Fund's "beta." Beta reflects the market-related risk of the Fund by showing how responsive the Fund is to the market.


BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser pursuant to recommendations made by an investment committee of the Adviser, which consists of officers and directors of the Adviser and affiliates, and Trustees who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the Adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed.

To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser, and their value and expected contribution to the performance of the Fund.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. During the fiscal years ended March 31, 2000, 2001 and 2002, the Fund did not pay commissions to compensation any brokers for research services.

Research services received from broker-dealers supplement the Adviser's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; and information concerning prices of securities. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with the Adviser's personnel with respect to computerized systems and data furnished to the Adviser as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

The outside research assistance is useful to the Adviser since the broker-dealers used by the Adviser tend to follow a broader universe of securities and other matters than the Adviser's staff can follow. In addition, the research provides the Adviser with a diverse perspective on financial markets. Research services provided to the Adviser by broker-dealers are available for the benefit of all accounts managed or advised by the Adviser or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's clients, including the Fund. However, the Fund is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities. In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments.

The Adviser believes that the research services are beneficial in supplementing the Adviser's research and analysis and that they improve the quality of the Adviser's investment advice. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The advisory fee paid by the Fund is not reduced because the Adviser receives such services. However, to the extent that the Adviser would have purchased research services had they not been provided by broker-dealers, the expenses to the Adviser could be considered to have been reduced accordingly. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitment to allocate portfolio transactions upon any prescribed basis.

While the Adviser's officers, will be primarily responsible for the allocation of the Fund's brokerage business, the policies and practices of the Adviser in this regard must be consistent with the foregoing and at all times be subject to review by the Trustees. For the fiscal years ended March 31, 2000, 2001 and 2002, the Fund did not paid negotiated commission.

The Adviser may determine target levels of commission business with various brokers on behalf of its clients (including the Fund) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Fund and other mutual funds advised by the Adviser in particular, including sales of the Fund. In connection with (3) above, the Fund's trades may be executed directly by dealers that sell shares of the John Hancock funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution and the Conduct Rules of the National Association of Securities Dealers, Inc. The Adviser will not use a specific formula in connection with any of these considerations to determine the target levels.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker dealer (until January 1, 1999, John Hancock Distributors, Inc. ) ("Signator" or "Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through the Affiliated Broker. For the fiscal years ended March 31, 2000, 2001 and 2002, the Fund paid did not pay brokerage commissions to any Affiliated Broker.


Signator may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers, except for accounts for which the Affiliated Broker acts as a clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not "interested persons" (as defined in the Investment Company
Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Broker, has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. Because of this, client accounts in a particular style may sometimes not sell or acquire securities as quickly or at the same prices as they might if each were managed and traded individually.

For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, duration benchmarks and credit and sector exposure. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent of the Fund. The Fund pays Signature Services an annual fee of $21.00 for each Class A shareholder account, $23.50 for each Class B shareholder account and $22.50 for each Class C shareholder account. For Class A, B and C shares, the Fund also pays certain out-of-pocket expenses. These expenses are charged to the Fund by account, aggregated and allocated to each class on the basis of their relative net asset values.

CUSTODY OF PORTFOLIO


Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and The Bank of New York, One Wall Street, New York, New York 10286. Under the custodian agreement, The Bank of New York is performing custody, Foreign Custody Manager and fund accounting services.


INDEPENDENT AUDITORS

The independent auditors of the Fund are Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116. The financial statements of the Fund included in the Prospectus and this Statement of Additional Information are as of the Fund's fiscal year ended March 31, 2002 and have been audited by Ernst & Young LLP for the periods indicated in their report thereon appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                                   APPENDIX A

TYPES OF INVESTMENT RISK

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or other-wise become unable to honor a financial obligation. Common to all debt securities.

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

Leverage risk Associated with securities or practices (such as when-issued and forward commitment transactions) that multiply small market movements into large changes in value.

Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Common to all debt securities and the mutual funds that invest in them.

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for.

Year 2000 risk The risk that the funds' operations could be disrupted by year 2000-related computer system problems. Although the adviser and the funds' service providers are taking steps to address this issue, there may still be some risk of adverse effects. Common to all mutual funds.

APPENDIX B

CORPORATE AND TAX-EXEMPT BOND RATINGS


Moody's Investors Service, Inc. ("Moody's)

Aaa, Aa, A and Baa - Bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to bonds that are of "high quality by all standards," but long-term risks appear somewhat larger than Aaa rated bonds. The Aaa and Aa rated bonds are generally known as "high grade bonds." The foregoing ratings for tax-exempt bonds are rated conditionally. Bonds for which the security depends upon the completion of some act or upon the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Such conditional ratings denote the probable credit stature upon completion of construction or elimination of the basis of the condition. Bonds rated A are considered as upper medium grade obligations. Principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds rated Baa are considered a medium grade obligations; i.e., they are neither highly protected or poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Standard & Poor's Ratings Group ("S&P")

AAA, AA, A and BBB - Bonds rated AAA bear the highest rating assigned to debt obligations, which indicates an extremely strong capacity to pay principal and interest. Bonds rated AA are considered "high grade," are only slightly less marked than those of AAA ratings and have the second strongest capacity for payment of debt service. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat susceptible to the adverse effects of changes in circumstances and economic conditions. The foregoing ratings are sometimes followed by a "p" indicating that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. Although a provisional rating addresses credit quality subsequent to completion of the project, it makes no comment on the likelihood of, or the risk of default upon failure of, such completion. Bonds rated BBB are regarded as having an adequate capacity to repay principal and pay interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in the A category.

Fitch Investors Service ("Fitch")

AAA, AA, A, BBB - Bonds rated AAA are considered to be investment grade and of the highest quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of high quality. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue. Bonds rated A are considered to be investment grade and of good quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings.

TAX-EXEMPT NOTE RATINGS

Moody's - MIG-1 and MIG-2. Notes rated MIG-1 are judged to be of the best quality, enjoying strong protection from established cash flow or funds for their services or from established and broad-based access to the market for refinancing or both. Notes rated MIG-2 are judged to be of high quality with ample margins of protection, though not as large as MIG-1.

S&P - SP-1 and SP-2. SP-1 denotes a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus (+) designation (SP-1+). SP-2 denotes a satisfactory capacity to pay principal and interest.

Fitch - FIN-1 and FIN-2. Notes assigned FIN-1 are regarded as having the strongest degree of assurance for timely payment. A plus symbol may be used to indicate relative standing. Notes assigned FIN-2 reflect a degree of assurance for timely payment only slightly less in degree than the highest category.

CORPORATE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS

Moody's - Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Prime-1, indicates highest quality repayment capacity of rated issue and Prime-2 indicates higher quality.

S&P - Commercial Paper ratings are a current assessment of the likelihood of timely payment of debts having an original maturity of no more than 365 days. Issues rated A have the greatest capacity for a timely payment and the designation 1, 2 and 3 indicates the relative degree of safety. Issues rated "A-1+" are those with an "overwhelming degree of credit protection."

Fitch - Commercial Paper ratings reflect current appraisal of the degree of assurance of timely payment. F-1 issues are regarded as having the strongest degree of assurance for timely payment. (+) is used to designate the relative position of an issuer within the rating category. F-2 issues reflect an assurance of timely payment only slightly less in degree than the strongest issues. The symbol (LOC) may follow either category and indicates that a letter of credit issued by a commercial bank is attached to the commercial paper note.

Other Considerations - The ratings of S&P, Moody's, and Fitch represent their respective opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and ratings may have different yields and municipal securities of the same maturity and coupon with different ratings may have the same yield.

FINANCIAL STATEMENTS

The financial statements listed below are included in the Fund's 2002 Annual Report to Shareholders for the year ended March 31, 2002; (filed electronically on May 22, 2002, accession number 0000928816-02-000427) and are included in and incorporated by reference into Part B of the Registration Statement for John Hancock Money Market Fund (file nos.
811-02485 and 2-50931.)

John Hancock Current Interest
  John Hancock Money Market Fund

  Statement of Assets and Liabilities as of March 31, 2002 Statement of Operations for the year ended March 31, 2002.
  Statement of Changes in Net Assets for each of the periods indicated therein. Financial Highlights for each of the periods indicated therein. Schedule of
   Investments as of March 31, 2002.
  Notes to Financial Statements.
  Report of Independent Auditors

                    JOHN HANCOCK U.S. GOVERNMENT CASH RESERVE

                       Statement of Additional Information


                                  July 31, 2002


This Statement of Additional Information provides information about John Hancock U.S. Government Cash Reserve (the "Fund"), in addition to the information that is contained in the combined Money Market Funds' current Prospectus (the "Prospectus"). The Fund is a diversified series of John Hancock Current Interest (the "Trust").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:


                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                 1-800-225-5291

                                Table of Contents

                                                                            Page
Organization of the Fund.............................................          2
Investment Objective and Policies....................................          2
Investment Restrictions..............................................          4
Those Responsible for Management.....................................          6
Investment Advisory and Other Services...............................         14
Distribution Contracts...............................................         17
Net Asset Value......................................................         18
Purchase of Shares...................................................         19
Special Redemptions..................................................         19
Additional Services and Programs.....................................         19
Description of the Fund's Shares.....................................         20
Tax Status...........................................................         21
Calculation of Performance...........................................         23
Brokerage Allocation.................................................         24
Transfer Agent Services..............................................         27
Custody of Portfolio.................................................         27
Independent Auditors.................................................         27
Financial Statements.................................................        F-1

ORGANIZATION OF THE FUND

The Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts.


John Hancock Advisers, LLC (prior to February 1, 2002, John Hancock Advisers, Inc.) (the "Adviser") is the Fund's investment adviser. The Adviser is an indirect, wholly-owned subsidiary of John Hancock Life Insurance Company (formerly John Hancock Mutual Life Insurance Company)(the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts. The Life Company is wholly owned by John Hancock Financial Services, Inc., a Delaware corporation organized in February, 2000.


INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus. The investment objective of the Fund is fundamental and may only be changed with shareholder approval. There is no assurance that the Fund will achieve its investment objective.


The Fund invests only in securities issued or guaranteed by the U.S. Government which mature within 13 months from the date of purchase and repurchase agreements with respect to these securities with an average portfolio maturity of 90 days or less. The Fund seeks to obtain maximum current income from these short-term investments to the extent consistent with maintaining liquidity and preserving capital. In addition, the Fund will notify shareholders at least 60 days prior to any change in this policy.


Securities issued or guaranteed by the U.S. Government differ only in their interest rates, maturities and dates of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of 1-10 years and Treasury bonds have maturities of greater than 10 years at the date of issuance.

Securities in which the Fund invests may not earn as high a level of current income as longer-term or lower quality securities, which generally have less liquidity, greater market risk and more fluctuation in market value.

The return on an investment in the Fund will depend on the interest earned by the Fund's investments after expenses of the Fund are deducted. The return is paid to shareholders in the form of dividends.

The Fund seeks to maintain a net asset value of $1.00 per share at all times. There can be no assurance that the Fund will be able to maintain a constant $1.00 share price. However, because the Fund purchases high quality U.S. Government securities with short maturities, this policy helps to minimize any price decreases or increases that could result from changes in interest rates or an issuer's creditworthiness. The Fund's investment objective, policies and restrictions (including a restriction on borrowing money and pledging assets), except as noted, are fundamental and may not be changed without the approval of the Fund's shareholders.

Government Securities. U.S. Government securities are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. U.S. Treasury bills, notes and bonds, and certain obligations of government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates ("Ginnie Maes") are supported by the full faith and credit of the U.S. Treasury (the "Treasury"). Other obligations such as securities of the Federal Home Loan Bank and the Federal Home Loan Mortgage Corporation ("Freddie Macs") are supported by the right of the issuer to borrow from the Treasury; while others, such as bonds issued by the Federal National Mortgage Association ("Fannie Maes"), which is a private corporation, are supported only by the credit of the issuing instrumentality. No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

Obligations not backed by the full faith and credit of the U.S. Government may be secured, in whole or in part, by a line of credit with the Treasury or collateral consisting of cash or other securities which are backed by the full faith and credit of the U.S. Government. In the case of other obligations, the agency issuing or guaranteeing the obligation must be looked to for ultimate repayment. Variable Amount Demand Master Notes are obligations that permit the investment by the Fund of fluctuating amounts as determined by the Fund at varying rates of interest pursuant to direct arrangements between the Fund and the issuing government agency. Although callable on demand by the Fund, these obligations are not marketable to third parties.

Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (generally not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income decline in value of the underlying securities or lack of access to income during this period as well as the expense of enforcing its rights.

The Fund will not enter into repurchase agreements of more than one week's duration if more than 10% of its net assets would then be so invested-considering only the remaining days to maturity of existing repurchase agreements. In addition, the securities underlying repurchase agreements are not subject to the restrictions applicable to maturity of the portfolio or its securities.

Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish a separate account consisting of liquid securities (plus any accrued interest thereon) under such agreements. In addition, the Fund will not enter into reverse repurchase agreements or borrow money except from banks for temporary or emergency purposes (but not to purchase investment securities) in an amount up to 1/3 of the value of the Fund's total assets. The borrowing restriction set forth above does not prohibit the use of reverse repurchase agreements, in an amount (including any borrowings) not to exceed 33 1/3% of net assets. The Fund will enter into reverse repurchase agreements only with federally insured banks or savings and loan associations which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Money Market Instruments. Because interest rates on money market instruments fluctuate in response to economic factors, the rates on short-term investments made by the Fund and the daily dividend paid to investors will vary, rising or falling with short- term rates generally. All of these obligations in which the Fund invests are guaranteed by the U.S. Government or one of its agencies or instrumentalities.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other income trends and developments or to take advantage of yield disparities in different segments of the market for Government Obligations. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses. The Fund's portfolio turnover rate is set forth under the caption "Financial Highlights" in the Prospectus.

The Fund does not intend to invest for the purpose of seeking short-term profits. The Fund's portfolio securities may be changed, however, without regard to the holding period of these securities (subject to certain tax restrictions), when the Adviser deems that this action will help achieve the Fund's objective given a change in an issuer's operations or changes in general market conditions.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or
(2) more than 50% of the Fund's outstanding shares.

The Fund may not:

         1. Purchase common stocks, preferred stocks, warrants, other equity securities, private placements, corporate bonds or debentures maturing beyond one year from the date of purchase, state bonds, or industrial revenue bonds, except through the purchase of debt obligations referred to under "Investment Objective and Policies" in this Statement of Additional Information.

         2.       Sell securities short;

         3.       Write or purchase put or call options;

         4. Underwrite the securities of another issuer, purchase securities subject to restrictions on disposition under the Securities Act of 1933 (so-called "restricted securities") or purchase securities which are not readily marketable;

         5. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests;

         6. Make loans to other persons, except the Fund may enter into repurchase agreements as provided in the investment practices. The purchase of an issue of publicly distributed bonds, debentures or other securities, whether or not the purchase was made upon the original issuance of securities, is not considered to be the making of a loan;

         7. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in bank obligations of domestic branches of U.S. banks including deposits with and obligation of savings institutions, obligations of foreign branches of domestic banks when the Adviser believes that the domestic parent will be ultimately responsible for payment if the issuing bank should fail to do so, U.S. Treasury Bills or other obligations issued or guaranteed by the U.S. Government, or one of its agencies or instrumentalities;

         8.       Invest in companies for the purpose of exercising control;

         9. Invest more than 5% of the value of the Fund's assets in the securities of any one issuer (other than securities issued or guaranteed as to principal and interest by the U.S. Government, or one of its agencies or instrumentalities).

         10. Borrow money except from banks for temporary or emergency purposes (but not to purchase investment securities) in an amount up to 1/3 of the value of the Fund's total assets. The borrowing restriction set forth above does not prohibit the use of reverse repurchase agreements, in an amount (including any borrowings) not to exceed 33 1/3% of net assets; or

         11. Pledge its assets except in amounts not in excess of the lesser of the dollar amount borrowed or 15% of the value of the Fund's total assets at the time of borrowing and only to secure borrowings for temporary or emergency purposes.

Non-fundamental Investment Restriction. The following investment restriction is designated as non-fundamental and may be changed by the Trustees without shareholder approval:

The Fund may not:

         1. Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending of the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

If a percentage restriction or rating restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the Fund's portfolio securities or a later change in the rating of a portfolio security will not be considered a violation of the policy.

The Funds will invest only in countries on the Adviser's Approved Country Listing. The Approved Country Listing is a list maintained by the Adviser's investment department that outlines all countries, including the United States, that have been approved for investment by Funds managed by the Adviser.

THOSE RESPONSIBLE FOR MANAGEMENT


The business of the Fund is managed by its Trustees, who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers or Directors of the Adviser, or officers and Directors of the Fund's principal distributor, John Hancock Funds, LLC (prior to February 1, 2002, John Hancock Funds, Inc.) ("John Hancock Funds").



---------------------------- ------------- ----------- ----------------------------------------------------- -------------
                                                                                                             Number of
                                                                                                             John
                                                                                                             Hancock
                             Position(s)   Trustee/    Principal Occupation(s)                               Funds
Name, Address (1)            Held with     Officer     and other Directorships                               Overseen by
And Age                      Fund          since(2)    During Past 5 Years                                   Trustee
---------------------------- ------------- ----------- ----------------------------------------------------- -------------
Independent Trustees
---------------------------- ------------- ----------- ----------------------------------------------------- -------------
James F. Carlin              Trustee       1994        Chairman and CEO, Alpha Analytical Laboratories       28
Born:  1940                                            (chemical analysis); Part Owner and Treasurer,
                                                       Lawrence Carlin Insurance Agency, Inc. (since
                                                       1995); Part Owner and Vice President, Mone Lawrence
                                                       Carlin Insurance Agency, Inc. (since 1996);
                                                       Director/Treasurer, Rizzo Associates (until 2000);
                                                       Chairman and CEO, Carlin Consolidated, Inc.
                                                       (management/investments); Director/Partner, Proctor
                                                       Carlin & Co., Inc. (until 1999); Trustee,
                                                       Massachusetts Health and Education Tax Exempt
                                                       Trust; Director of the following:  Uno Restaurant
                                                       Corp. (until 2001), Arbella Mutual (insurance)
                                                       (until 2000), HealthPlan Services, Inc. (until
                                                       1999), Flagship Healthcare, Inc. (until 1999),
                                                       Carlin Insurance Agency, Inc. (until 1999),
                                                       Chairman, Massachusetts Board of Higher Education
                                                       (until 1999).

---------------------------- ------------- ----------- ----------------------------------------------------- -------------
(1)  Business address for independent and interested Trustees and officers is
     101 Huntington Avenue, Boston, Massachusetts 02199.
(2)  Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3)  Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and/or certain other affiliates.


                                       7




---------------------------- ------------- ----------- ----------------------------------------------------- -------------
                                                                                                             Number of
                                                                                                             John
                                                                                                             Hancock
                             Position(s)   Trustee/    Principal Occupation(s)                               Funds
Name, Address (1)            Held with     Officer     and other Directorships                               Overseen by
And Age                      Fund          since(2)    During Past 5 Years                                   Trustee
----------------------------- ------------- ----------- ---------------------------------------------------- ---------------
----------------------------- ------------- ----------- ---------------------------------------------------- ---------------
William H. Cunningham         Trustee       1987        Former Chancellor, University of Texas System and    28
Born:  1944                                             former President of the University of Texas,
                                                        Austin, Texas; Chairman, IBT Technologies;
                                                        Director of the following: The
                                                        University of Texas Investment Management
                                                        Company (until 2000), Hire.com (since 2000),
                                                        STC Broadcasting, Inc. and Sunrise Television
                                                        Corp. (since 2000), Symtx, Inc. (since
                                                        2001), Adorno/Rogers Technology, Inc. (since
                                                        2001), Pinnacle Foods Corporation (since
                                                        2000), rateGenius (since 2000), LaQuinta Motor
                                                        Inns, Inc. (hotel management company)
                                                        (until 1998), Jefferson-Pilot
                                                        Corporation (diversified life insurance company),
                                                        New Century Equity Holdings (formerly
                                                        Billing Concepts) (until 2001), eCertain (until
                                                        2001), ClassMap.com (until 2001), Agile
                                                        Ventures (until 2001), LBJ Foundation (until
                                                        2000), Golfsmith International, Inc.
                                                        (until 2000), Metamor Worldwide (until 2000),
                                                        AskRed.com (until 2001), Southwest Airlines and
                                                        Introgen; Advisory Director, Q Investments;
                                                        Advisory Director, Chase Bank (formerly Texas
                                                        Commerce Bank - Austin).

----------------------------- ------------- ----------- ---------------------------------------------------- ---------------
Ronald R. Dion                Trustee       1998        Chairman and Chief Executive Officer, R.M. Bradley   28
Born:  1946                                             & Co., Inc.; Director, The New England Council and
                                                        Massachusetts Roundtable; Trustee, North Shore
                                                        Medical Center; Director, BJ's Wholesale Club,
                                                        Inc. and a corporator of the Eastern Bank;
                                                        Trustee, Emmanuel College.
----------------------------- ------------- ----------- ---------------------------------------------------- ---------------
(1)  Business address for independent and interested Trustees and officers is
     101 Huntington Avenue, Boston, Massachusetts 02199.
(2)  Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3)  Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and/or certain other affiliates.


                                       8




---------------------------- ------------- ----------- ----------------------------------------------------- -------------
                                                                                                             Number of
                                                                                                             John
                                                                                                             Hancock
                             Position(s)   Trustee/    Principal Occupation(s)                               Funds
Name, Address (1)            Held with     Officer     and other Directorships                               Overseen by
And Age                      Fund          since(2)    During Past 5 Years                                   Trustee
----------------------------- ------------- ----------- ---------------------------------------------------- -------------
----------------------------- ------------- ----------- ---------------------------------------------------- -------------
Charles L. Ladner             Trustee       1994        Chairman and Trustee, Dunwoody Village, Inc.         28
Born:  1938                                             (continuing care retirement community); Senior
                                                        Vice President and Chief Financial Officer, UGI
                                                        Corporation (Public Utility Holding Company)
                                                        (retired 1998); Vice President and Director for
                                                        AmeriGas, Inc. (retired 1998); Director of
                                                        AmeriGas Partners, L.P. (until 1997)(gas
                                                        distribution); Director, EnergyNorth, Inc. (until
                                                        1995); Director, Parks and History Association
                                                        (since 2001).

----------------------------- ------------- ----------- ---------------------------------------------------- -------------
Steven Pruchansky             Trustee       1994        Chairman and Chief Executive Officer, Mast           28
Born:  1944                                             Holdings, Inc. (since 2000); Director and
                                                        President, Mast Holdings, Inc. (until 2000);
                                                        Managing Director, JonJames, LLC (real
                                                        estate)(since 2001); Director, First Signature
                                                        Bank & Trust Company (until 1991); Director, Mast
                                                        Realty Trust (until 1994); President, Maxwell
                                                        Building Corp. (until 1991).

----------------------------- ------------- ----------- ---------------------------------------------------- -------------
Norman H. Smith               Trustee       1994        Lieutenant General, United States Marine Corps;      28
Born:  1933                                             Deputy Chief of Staff for Manpower and Reserve
                                                        Affairs, Headquarters Marine Corps; Commanding
                                                        General III Marine Expeditionary Force/3rd
                                                        Marine Division (retired 1991).
----------------------------- ------------- ----------- ---------------------------------------------------- -------------
(1)  Business address for independent and interested Trustees and officers is
     101 Huntington Avenue, Boston, Massachusetts 02199.
(2)  Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3)  Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and/or certain other affiliates.


                                       9



---------------------------- ------------- ----------- ----------------------------------------------------- -------------
                                                                                                             Number of
                                                                                                             John
                                                                                                             Hancock
                             Position(s)   Trustee/    Principal Occupation(s)                               Funds
Name, Address (1)            Held with     Officer     and other Directorships                               Overseen by
And Age                      Fund          since(2)    During Past 5 Years                                   Trustee
----------------------------- ------------- ----------- ---------------------------------------------------- -------------
----------------------------- ------------- ----------- ---------------------------------------------------- -------------
John P. Toolan                Trustee       1994        Director, The Smith Barney Muni Bond Funds, The      28
Born:  1930                                             Smith Barney Tax-Free Money Funds, Inc., Vantage
                                                        Money Market Funds (mutual funds), The
                                                        Inefficient-Market Fund, Inc. (closed-end
                                                        investment company) and Smith Barney Trust Company
                                                        of Florida; Chairman, Smith Barney Trust Company
                                                        (retired 1991); Director, Smith Barney, Inc.,
                                                        Mutual Management Company and Smith Barney
                                                        Advisers, Inc. (investment advisers) (retired
                                                        1991); Senior Executive Vice President, Director
                                                        and member of the Executive Committee, Smith
                                                        Barney, Harris Upham & Co., Incorporated
                                                        (investment bankers) (until 1991).

----------------------------- ------------- ----------- ---------------------------------------------------- -------------
Interested Trustees
----------------------------- ------------- ----------- ---------------------------------------------------- -------------
John M. DeCiccio (3)          Trustee       2001        Executive Vice President and Chief Investment        59
Born:  1948                                             Officer, John Hancock Financial Services, Inc.;
                                                        Director, Executive Vice President and Chief
                                                        Investment Officer, John Hancock Life Insurance
                                                        Company; Chairman of the Committee of Finance of
                                                        John Hancock Life Insurance Company;
                                                        Director, John Hancock Subsidiaries, LLC,
                                                        Hancock Natural Resource Group, Independence
                                                        Investment LLC, Independence Fixed
                                                        Income LLC, John Hancock Advisers, LLC (the
                                                        "Adviser") and The Berkeley Financial
                                                        Group, LLC ("The Berkeley Group"), John
                                                        Hancock Funds, LLC ("John Hancock Funds"),
                                                        Massachusetts Business Development Corporation;
                                                        Director, Insurance Agency, Inc. (until 1999)
                                                        and John Hancock Signature Services, Inc.("Signature
                                                        Services") (until 1997).

----------------------------- ------------- ----------- ---------------------------------------------------- -------------
(1)  Business address for independent and interested Trustees and officers is
     101 Huntington Avenue, Boston, Massachusetts 02199.
(2)  Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3)  Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and/or certain other affiliates.


                                       10




---------------------------- ------------- ----------- ----------------------------------------------------- -------------
                                                                                                             Number of
                                                                                                             John
                                                                                                             Hancock
                             Position(s)   Trustee/    Principal Occupation(s)                               Funds
Name, Address (1)            Held with     Officer     and other Directorships                               Overseen by
And Age                      Fund          since(2)    During Past 5 Years                                   Trustee
--------------------------- --------------- ----------- ---------------------------------------------------- ---------------
--------------------------- --------------- ----------- ---------------------------------------------------- ---------------
Maureen R. Ford (3)         Trustee,        2000        Executive Vice President, John Hancock Financial     59
Born:  1955                 Chairman,                   Services, Inc., John Hancock Life Insurance
                            President and               Company; Chairman, Director, President and Chief
                            Chief                       Executive Officer, the Advisers and The Berkeley
                            Executive                   Group; Chairman, Director and Chief Executive
                            Officer                     Officer, John Hancock Funds, Chairman, Director
                                                        and President, Insurance Agency, Inc; Chairman,
                                                        Director and Chief Executive Officer, Sovereign
                                                        Asset Management Corporation ("SAMCorp.");
                                                        Director, Independence Investment LLC,
                                                        Independence Fixed Income LLC and Signature
                                                        Services, Inc.; Senior Vice President, MassMutual
                                                        Insurance Co. (until 1999); Senior Vice President,
                                                        Connecticut Mutual Insurance Co. (until 1996).

--------------------------- --------------- ----------- ---------------------------------------------------- ---------------
Principal Officers who
are not Trustees
--------------------------- --------------- ----------- ---------------------------------------------------- ---------------
William L. Braman           Executive       2000        Executive Vice President and Chief Investment        N/A
Born:  1953                 Vice                        Officer, the Adviser and each of the John Hancock
                            President and               funds; Director, SAMCorp., Executive Vice
                            Chief                       President and Chief Investment Officer, Baring
                            Investment                  Asset Management, London U.K. (until 2000).
                            Officer

--------------------------- --------------- ----------- ---------------------------------------------------- ---------------
Richard A. Brown            Senior Vice     2000        Senior Vice President, Chief Financial Officer and   N/A
Born:  1949                 President and               Treasurer, the Adviser, John Hancock Funds, and
                            Chief                       The Berkeley Group;  Second Vice President and
                            Financial                   Senior Associate Controller, Corporate Tax
                            Officer                     Department, John Hancock Financial Services, Inc.
                                                        (until 2001).

--------------------------- --------------- ----------- ---------------------------------------------------- ---------------
Thomas H. Connors           Vice            1994        Vice President and Compliance Officer, the Adviser   N/A
Born:  1959                 President and               and each of the John Hancock funds; Vice
                            Compliance                  President, John Hancock Funds.
                            Officer
--------------------------- --------------- ----------- ---------------------------------------------------- ---------------
(1)  Business address for independent and interested Trustees and officers is
     101 Huntington Avenue, Boston, Massachusetts 02199.
(2)  Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3)  Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and/or certain other affiliates.



                                       11




---------------------------- ------------- ----------- ----------------------------------------------------- -------------
                                                                                                             Number of
                                                                                                             John
                                                                                                             Hancock
                             Position(s)   Trustee/    Principal Occupation(s)                               Funds
Name, Address (1)            Held with     Officer     and other Directorships                               Overseen by
And Age                      Fund          since(2)    During Past 5 Years                                   Trustee
--------------------------- -------------- -------------- -------------------------------------------------- ---------------
--------------------------- -------------- -------------- -------------------------------------------------- ---------------
William H. King             Vice           1994           Vice President and Assistant Treasurer, the        N/A
Born:  1952                 President                     Adviser; Vice President and Treasurer of each of
                            and Treasurer                 the John Hancock funds; Assistant Treasurer of
                                                          each of the John Hancock funds (until 2001).

--------------------------- -------------- -------------- -------------------------------------------------- ---------------
Susan S. Newton             Senior Vice    1994           Senior Vice President, Secretary and Chief Legal   N/A
Born:  1950                 President,                    Officer, SAMCorp., the Adviser and each of the
                            Secretary                     John Hancock funds, John Hancock Funds and The
                            and Chief                     Berkeley Group; Vice President, Signature
                            Legal Officer                 Services (until 2000), Director, Senior Vice
                                                          President and Secretary, NM Capital.

--------------------------- -------------- -------------- -------------------------------------------------- ---------------
(1)  Business address for independent and interested Trustees and officers is
     101 Huntington Avenue, Boston, Massachusetts 02199.
(2)  Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3)  Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and/or certain other affiliates.

The Fund's Board of Trustees currently has five standing Committees: the Audit Committee, the Administration Committee, the Contracts/Operations Committee, the Investment Performance Committee and the Coordinating Committee. Each Committee is comprised of Independent Trustees who are not "interested persons". The Audit Committee members are Messrs. Carlin, Ladner and Toolan. The Audit Committee recommends to the full board auditors for the Fund, monitors and oversees the audits of the Fund, communicates with both independent auditors and internal auditors on a regular basis and provides a forum for the auditors to report and discuss any matters they deem appropriate at any time. The Audit Committee held four meetings during the fiscal year ended March 31, 2002.

The Administration Committee's members are all of the Independent Trustees of the Fund. The Administration Committee reviews the activities of the other four standing committees and makes the final selection and nomination of candidates to serve as Independent Trustees. The Administration Committee will consider nominees recommended by shareholders to serve as Independent Trustees, provided that shareholders submit recommendations in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934. The Administration Committee also works with al Trustees on the selection and election of officers of the Fund. The Administration Committee held four meetings during the fiscal year ended March 31, 2002.

The Contracts/Operations Committee members are Messrs. Cunningham and Pruchansky. The Contracts/Operations Committee oversees the initiation, operation, and renewal of contracts between the Fund and other entities. These contracts include advisory and subadvisory agreements, custodial and transfer agency agreements and arrangements with other service providers. The Contracts/Operations Committee held five meetings during the fiscal year ended March 31, 2002.

The Investment Performance Committee consists of Messrs. Dion and Smith. The Investment Performance Committee monitors and analyzes the performance of the Fund generally, consults with the adviser as necessary if the Fund requires special attention, and reviews peer groups and other comparative standards as necessary. The Investment Performance Committee held four meetings during the fiscal year ended March 31, 2002.

The Coordinating Committee members are the chairpersons of the other four standing committees. The Coordinating Committee assures consistency of action among committees, reviews Trustee compensation, evaluates Trustee performance and considers committee membership rotations as well as relevant corporate governance issues.

The following table provides a dollar range indicating each Trustee's ownership of equity securities of the Fund, as well as aggregate holdings of shares of equity securities of all John Hancock Funds overseen by the Trustee, as of December 31, 2001.

--------------------------------------------------------------------------------
                                                        Aggregate Dollar Range
                                                        of holdings in John
                           Dollar Range of Fund         Hancock funds
Name of Trustee            Shares Owned by Trustee (1)  overseen by Trustee (1)
--------------------------------------------------------------------------------
Independent Trustees
--------------------------------------------------------------------------------
James F. Carlin            $1-$10,000                   $10,001-$50,000
--------------------------------------------------------------------------------
William H. Cunningham      None                         $10,001-$50,000
--------------------------------------------------------------------------------
Ronald R. Dion             $1-$10,000                   Over $100,000
--------------------------------------------------------------------------------
Charles L. Ladner          None                         Over $100,000
--------------------------------------------------------------------------------
Steven R. Pruchansky       None                         Over $100,000
--------------------------------------------------------------------------------
Norman H. Smith            None                         Over $100,000
--------------------------------------------------------------------------------
John P. Toolan             None                         $50,001-$100,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Interested Trustees
--------------------------------------------------------------------------------
John M. DeCiccio           None                         Over $100,000
--------------------------------------------------------------------------------
Maureen R. Ford            $10,000-$50,000              Over $100,000
--------------------------------------------------------------------------------

(1) Under the John Hancock Deferred Compensation Plan for Independent Trustees, an Independent Trustee may elect to earn a return on his deferred fees equal to the amount that he would have earned if the deferred fees amount were invested in one or more funds in the John Hancock fund complex. Under these circumstances, a trustee is not the legal owner of the underlying shares, but participates in any positive or negative return on those shares to the same extent as other shareholders. If the Trustees were deemed to own the shares used in computing the value of his deferred compensation, as of December 31, 2001, the respective "Dollar Range of Fund Shares Owned by Trustee" and the "Aggregate Dollar Range of holdings in John Hancock funds overseen by Trustee" would be none and over $100,000 for Mr. Cunningham, none and over $100,000 for Mr. Dion, none and $10,000- $50,000 for Mr. Pruchansky, none and $50,000-$100,000 for
Smith, none and over $100,000 for Mr. Toolan.

The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Mr. DeCiccio and Ms. Ford, each a non-Independent Trustee, and each of the officers of the Fund are interested persons of the Adviser, and/or affiliates are compensated by the Adviser and received no compensation from the Fund for their services.

                                                      Total Compensation from
                                                      all Funds in
                           Aggregate Compensation     John Hancock Fund
Trustees                   from the Fund(1)           Complex to Trustees (2)
--------                   ----------------           -----------------------

James F. Carlin                  $ 634                        $ 75,000
William H. Cunningham*             617                          72,100
Ronald R. Dion*                    634                          75,000
Charles L. Ladner                  628                          75,100
Steven R. Pruchansky*              609                          72,000
Norman H. Smith*                   652                          78,000
John P. Toolan*                    609                          72,000
                               --------                     ----------
Total                           $4,383                        $519,200

      (1)    Compensation is for the current fiscal period ended March 31, 2002.

      (2) Total compensation paid by the John Hancock Fund Complex to the Independent Trustees is for the calendar year ended December 31, 2001. As of that date, there were sixty-six funds in the John Hancock Fund Complex, with each of these Independent Trustees serving on thirty-six funds.

      (*) As of December 31, 2001, the value of the aggregate accrued deferred compensation from all Funds in the John Hancock fund complex for Mr. Cunningham was $540,844, for Mr. Dion was $112,044, for Mr. Pruchansky was $117,545, for Mr. Smith was $202,737 and for Mr. Toolan was $621,800 under the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan").

All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and/or directors and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

As of July 1, 2002, the officers and Trustees of the Fund as a group beneficially owned less than 1% of the outstanding shares of the Fund. As of that date, no record holders beneficially owned of 5% or more of the outstanding shares of the Fund:


INVESTMENT ADVISORY AND OTHER SERVICES


The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has approximately $28 billion in assets under management in its capacity as investment adviser to the Fund and the other funds in the John Hancock group of funds as well as retail and institutional privately managed accounts. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of approximately $100 billion, the Life Company is one of the ten largest life insurance companies in the United States and carries a high rating from Standard & Poor's and A.M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.


The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser which was approved by the Fund's shareholders. Pursuant to the Advisory Agreement, the Adviser will (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly a fee based on a stated percentage of the average daily net assets of the Fund as follows:

                                                           Fee
Average Daily Net Assets                              (Annual Rate)
------------------------                              -------------

         First $500 million............................. 0.500%
         Next $250 million.............................. 0.425%
         Next $250 million.............................. 0.375%
         Next $500 million.............................. 0.350%
         Next $500 million.............................. 0.325%
         Next $500 million.............................. 0.300%
         Amount Over $2.5 billion....................... 0.275%

From time to time, the Adviser may reduce its fees or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The Adviser agreed to limit Fund expenses to 0.35% of the Fund's average daily net asset value. The Adviser retained the right to reimpose the advisory fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit. Effective August 1, 2000, the voluntary expense limitation was terminated.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or for other funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of the obligations and duties under the Advisory Agreement.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.


The Fund's Board of Trustees is responsible for overseeing the performance of the Fund's investment adviser and determining whether to approve and renew the Fund's Advisory Agreement. The Board has a standing request that the Adviser provide the Board with certain information the Board has deemed important to evaluating the short- and long-term performance of the Adviser. This information includes periodic performance analysis and status reports from the Adviser and quarterly Portfolio and Investment Performance Reports. The Fund's portfolio managers meet with the Board from time to time to discuss the management and performance of the Fund and respond to the Board's questions concerning the performance of the Adviser. When the Board considers whether to renew an investment advisory contract, the Board takes into account numerous factors, including: (1) the nature, extent and quality of the services provided by the Adviser; (2) the investment performance of the Fund's assets managed by the adviser; (3) the fair market value of the services provided by the adviser; (4) a comparative analysis of expense ratios of, and advisory fees paid by, similar funds; (5) the extent to which the adviser has realized or will realize economies of scale as the Fund grows; (6) other sources of revenue to the Adviser or its affiliates from its relationship with the Fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant; and (7) the Adviser's control of the operating expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

The primary factors underlying the Board's decision to renew the Fund's Advisory Agreement were as follows:

o The Board determined that the performance results of the Fund and the Adviser's responsive actions were reasonable, as compared with relevant performance standards, including the performance results of comparable U.S. government money market funds and U.S. treasury money market funds derived from data provided by Lipper Inc. and appropriate market indexes.

o The Board decided that the advisory fee paid by the Fund was reasonable based on the average advisory fee for comparable funds. The Board also took into account the nature of the fee arrangements which include breakpoints that will adjust the fee downward as the size of the Fund's portfolio increases.

o The Board evaluated the Adviser's investment staff and portfolio management process, and reviewed the composition and overall performance of the Fund's portfolio on both a short-term and long-term basis. The Board considered whether the Fund should obtain alternative portfolio management services and concluded that, under all the circumstances and based on its informed business judgement, the most appropriate course of action in the best interest of the Fund's shareholders was to renew the agreement with the Adviser.


The continuation of the Advisory Agreement and Distribution Agreement (discussed below) was approved by all of the Trustees. The Advisory Agreement and the Distribution Agreement will continue in effect from year to year, provided that its continuance is approved annually both (I) by holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Both agreements may be terminated on 60 days written notice by either party or by vote of a majority of the outstanding securities of the Fund and will terminate automatically if assigned.


For the fiscal years ended March 31, 2000, 2001 and 2002, the advisory fees paid by the Fund to the Adviser amounted to $566,447, $475,689 and $480,432, respectively. However, all or a portion of such fees were not imposed pursuant to the voluntary expense limitation arrangement then in effect.

Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal years ended March 31, 2000, 2001, and 2002, the Fund paid the Adviser $20,164, $18,242, and $19,966, respectively.


Personnel of the Adviser and its affiliates may trade securities for their personal accounts. The Fund also may hold, or may be buying or selling, the same securities. To prevent the Fund from being disadvantaged, the adviser(s), principal underwriter and the Fund have adopted a code of ethics which restricts the trading activity of those personnel.

DISTRIBUTION CONTRACTS

The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares on behalf of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. John Hancock Funds accepts orders for the purchase of the Fund which are continually offered at net asset value next determined, plus an applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Brokers receive compensation from a sales charge imposed at the time of sale. John Hancock Funds may pay extra compensation to financial services firms selling large amounts of fund shares. This compensation would be calculated as a percentage of fund shares sold by the firm.

The Fund's Trustees adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Investment Company Act"). Under the Plan, the Fund will pay distribution and service fees at an aggregate annual rate of 0.15% of the Fund's daily net assets. The service fee will not exceed 0.15% of the Fund's average daily net assets. Therefore, up to 0.15% is for service expenses and the remaining amount is for distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares, and (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares. The service fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. In the event that John Hancock Funds is not fully reimbursed for payments or expenses they incur under the Plan, these expenses will not be carried beyond twelve months from the date they were incurred. The payment of fees by the Fund under the Plan has been indefinitely suspended.

The Plan was approved by a majority of the voting securities of the Fund. The Plan and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on such Plan.

Pursuant to the Plan, at least quarterly, John Hancock Funds provides the Fund with a written report of the amounts expended under the Plan and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plan provides that it will continue in effect only as long as its continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The Plan provides that it may be terminated without penalty, (a) by vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares upon 60 days written notice to John Hancock Funds and (c) automatically in the event of assignment. The Plan further provides that it may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the Fund. The Plan provides that no material amendment to the Plan will be effective unless it is approved by a vote of a majority of the Trustees and the Independent Trustees of the Fund. In adopting the Plan, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plan will benefit the holders of the shares of the Fund.

From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Funds.

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized whenever applicable.

The Fund utilizes the amortized cost valuation method of valuing portfolio instruments in the absence of extraordinary or unusual circumstances. Under the amortized cost method, assets are valued by constantly amortizing over the remaining life of an instrument the difference between the principal amount due at maturity and the cost of the instrument to the Fund. The Trustees will from time to time review the extent of any deviation of the net asset value, as determined on the basis of the amortized cost method, from net asset value as it would be determined on the basis of available market quotations. If any deviation occurs which may result in unfairness either to new investors or existing shareholders, the Trustees will take such actions as they deem appropriate to eliminate or reduce such unfairness to the extent reasonably practicable. These actions may include selling portfolio instruments prior to maturity to realize gains or losses or to shorten the Fund's average portfolio maturity, withholding dividends, splitting, combining or otherwise recapitalizing outstanding shares or utilizing available market quotations to determine net asset value per share.

Since a dividend is declared to shareholders each time net asset value is determined, the net asset value per share of the Fund will normally remain constant at $1.00 per share. There is no assurance that the Fund can maintain the $1.00 per share value. Monthly, any increase in the value of a shareholder's investment from dividends is reflected as an increase in the number of shares in the shareholder's account or is distributed as cash if a shareholder has so elected.

It is expected that the Fund's net income will be positive each time it is determined. However, if because of a sudden rise in interest rates or for any other reason the net income of the Fund determined at any time is a negative amount, the Fund will offset the negative amount against income accrued during the month for each shareholder account. If at the time of payment of a distribution such negative amount exceeds a shareholder's portion of accrued income, the Fund may reduce the number of its outstanding shares by treating the shareholder as having contributed to the capital of the Fund that number of full or fractional shares which represents the amount of excess. By investing in the Fund, shareholders are deemed to have agreed to make such a contribution. This procedure is intended to permit the Fund to maintain its net asset value at $1.00 per share.

If in the view of the Trustees it is inadvisable to continue the practice of maintaining net asset value at $1.00 per share, the Trustees reserve the right to alter the procedures for determining net asset value. The Fund will notify shareholders of any such alteration.

The NAV for the Fund is determined twice each business day at 12 noon and at the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern Time), by dividing the net assets by the number of its shares outstanding. To help the Fund maintain its $1 constant share price, portfolio investments are valued at cost, and any discount or premium created by market movements is amortized to maturity.

PURCHASE OF SHARES

Shares of the Fund are offered at a price equal to their net asset value per share which will normally be constant at $1.00. The Fund no longer issues share certificates, all shares are electronically recorded.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one account.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of Fund shares for shares of other funds and portfolios managed by the Adviser.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds from the redemption of Fund shares. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to John Hancock Signature Services, Inc. ("Signature Services").

Monthly Automatic Accumulation Program ("MAAP"). This program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the order date of any investment.

DESCRIPTION OF THE FUND'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and one other series. Additional series may be added in the future. As of the date of this Statement of Additional Information, the Trustees have authorized the issuance of one class of shares of the Fund.

The shares of the Fund represent an equal proportionate interest in the aggregate net assets attributable to the Fund.

In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no Fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock Fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Selling activities for the Fund may not take place outside the U.S. except with U.S. military bases, APO addresses and U.S. diplomats. Brokers of record on Non-U.S. investors' accounts with foreign mailing addresses are required to certify that all sales activities have occurred, and in the future will occur, only in the U.S. A foreign corporation may purchase shares of the Fund only if it has a U.S. mailing address.

TAX STATUS

The Fund is treated as a separate entity for accounting and tax purposes, has qualified and elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on taxable income (including net realized capital gains, if any) which is distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a 4% nondeductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.

Distributions from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as long-term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss and investment company taxable income is all taxable income and capital gains or losses, other than those gains or losses taken into account in computing net capital gain, after reduction by deductible expenses. It is not likely that the Fund will earn or distribute any net capital gain.) Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. Distributions from the Fund will not qualify for the dividends-received deduction for any corporate shareholder. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

Upon a redemption or other disposition of shares (including by exercise of the exchange privilege) a shareholder ordinarily will not realize a taxable gain or loss if, as anticipated, the Fund maintains a constant net asset value per share. If the Fund is not successful in maintaining a constant net asset value per share, a redemption may produce a taxable gain or loss.

For Federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and would not be distributed as such to shareholders. The Fund does not have any capital loss carryforwards.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions may be subject to backup withholding of federal income tax if non-exempt shareholders fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholders is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

The foregoing discussion relates solely to U.S. Federal income tax laws applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions (if any), and ownership of or gains realized (if any) on the redemption (including an exchange) of shares of the Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Non-U.S. investors not engaged in U.S. trade or business with which their Fund investment is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8, W-8BEN or other authorized withholding certificate is on file, then there could be a backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, the Fund will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE

For the purposes of calculating yield, daily income per share consists of interest and discount earned on the Fund's investments less provision for amortization of premiums and applicable expenses, divided by the number of shares outstanding, but does not include realized or unrealized appreciation or depreciation.

In any case in which the Fund reports its annualized yield, it will also furnish information as to the average portfolio maturities of the Fund. It will also report any material effect of realized gains or losses or unrealized appreciation on dividends which have been excluded from the computation of yield.

Yield calculations are based on the value of a hypothetical preexisting account with exactly one share at the beginning of the seven day period. Yield is computed by determining the net change in the value of the account during the base period and dividing the net change by the value of the account at the beginning of the base period to obtain the base period return. Base period is multiplied by 365/7 and the resulting figure is carried to the nearest 100th of a percent. Net change in account value during the base period includes dividends declared on the original share, dividends declared on any shares purchased with dividends of that share and any account or sales charges that would affect an account of average size, but excludes any capital changes.

Effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

         EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1

The yield of the Fund is not fixed or guaranteed. Yield quotations should not be considered to be representations of yield of the Fund for any period in the future. The yield of the Fund is a function of available interest rates on money market instruments, which can be expected to fluctuate, as well as of the quality, maturity and types of portfolio instruments held by the Fund and of changes in operating expenses. The Fund's yield may be affected if, through net sales of its shares, there is a net investment of new money in the Fund which the Fund invests at interest rates different from that being earned on current portfolio instruments. Yield could also vary if the Fund experiences net redemptions, which may require the disposition of some of the Fund's current portfolio instruments.

From time to time, in reports and promotional literature, the Fund's yield and total return will be ranked or compared to indices of mutual funds and bank deposit vehicles such as Lipper Analytical Services, Inc. "Lipper-Fixed Income Fund Performance Analysis," a monthly publication which tracks net assets, total return, and yield on mutual funds in the United States or "iMoneyNet, Inc.'s Money Fund Report," a similar publication. Comparisons may also be made to bank Certificates of Deposit, which differ from mutual funds, like the Fund, in several ways. The interest rate established by the sponsoring bank is fixed for the term of a CD, there are penalties for early withdrawal from CD's and the principal on a CD is insured. Unlike CD's, which are insured as to principal, an investment in the Fund is not insured or guaranteed.

Performance rankings and ratings, reported periodically in, and excerpts from, national financial publications such as MONEY MAGAZINE, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRON'S, may also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta." Beta is a reflection of the market-related risk of the Fund by showing how responsive the Fund is to the market.

BROKERAGE ALLOCATION


Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commission are made by the Adviser pursuant to recommendations made by its investment committee of the Adviser which consists of officers and directors of the Adviser and affiliates and Trustees who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the Adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed.

To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser, and their value and expected contribution to the performance of the Fund.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that the price is reasonable in light of the services provided and to policies that the Trustees may adopt from time to time. During the fiscal years ended March 31, 2000, 2001 and 2002, the Fund did not pay commissions as compensation to any brokers for research services.

Research services received from broker-dealers supplement the Adviser's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; and information concerning prices of securities. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with the Adviser's personnel with respect to computerized systems and data furnished to the Adviser as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

The outside research assistance is useful to the Adviser since the broker-dealers used by the Adviser tend to follow a broader universe of securities and other matters than the Adviser's staff can follow. In addition, the research provides the Adviser with a diverse perspective on financial markets. Research services provided to the Adviser by broker-dealers are available for the benefit of all accounts managed or advised by the Adviser or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's clients, including the Fund. However, the Fund is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities. In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments.

The Adviser believes that the research services are beneficial in supplementing the Adviser's research and analysis and that they improve the quality of the Adviser's investment advice. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The advisory fee paid by the Fund is not reduced because the Adviser receives such services. However, to the extent that the Adviser would have purchased research services had they not been provided by broker-dealers, the expenses to the Adviser could be considered to have been reduced accordingly. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitment to allocate portfolio transactions upon any prescribed basis.

While the Adviser's officers, will be primarily responsible for the allocation of the Fund's brokerage business, the policies and practices of the Adviser in this regard must be consistent with the foregoing and at all times be subject to review by the Trustees. For the fiscal years ended March 31, 2000, 2001 and 2002, the Fund did not paid negotiated commission.

The Adviser may determine target levels of commission business with various brokers on behalf of its clients (including the Fund) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Fund and other mutual funds advised by the Adviser in particular, including sales of the Fund. In connection with (3) above, the Fund's trades may be executed directly by dealers that sell shares of the John Hancock funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution and the Conduct Rules of the National Association of Securities Dealers, Inc. The Adviser will not use a specific formula in connection with any of these considerations to determine the target levels.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker dealer (until January 1, 1999, John Hancock Distributors, Inc.) ("Signator" or "Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through the Affiliated Broker. For the fiscal years ended March 31, 2000, 2001 and 2002, the Fund paid did not pay brokerage commissions to any Affiliated Broker.


Signator may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers, except for accounts for which the Affiliated Broker acts as a clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not "interested persons" (as defined in the Investment Company
Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Broker, has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. Because of this, client accounts in a particular style may sometimes not sell or acquire securities as quickly or at the same prices as they might if each were managed and traded individually.

For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, duration benchmarks and credit and sector exposure. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217- 1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature Services an annual fee of $21.00 for each shareholder account, plus certain out-of-pocket expenses.

CUSTODY OF PORTFOLIO


Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and The Bank of New York, One Wall Street, New York, New York 10286. Under the custodian agreement, The Bank of New York is performing custody, Foreign Custody Manager and fund accounting services.


INDEPENDENT AUDITORS

The independent auditors of the Fund are Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116. The financial statements of the Fund included in the Prospectus and this Statement of Additional Information are as of the Fund's fiscal year ended March 31, 2002 and have been audited by Ernst & Young LLP for the periods indicated in their report thereon appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements listed below are included and incorporated by reference into Part B of the Registration Statement for U.S. Government Cash Reserve's 2002 Annual Report to Shareholders for the year ended March 31, 2002; (filed electronically on May 22, 2002; file nos. 811-2485 and 2-50931; accession number 0000928816-02-000427).

John Hancock Current Interest
  John Hancock U.S. Government Cash Reserve

  Statement of Assets and Liabilities as of March 31, 2002.
  Statement of Operations for the fiscal year ended March 31, 2002.
  Statement of Changes in Net Asset for each of the periods indicated therein. Financial Highlights for each of the periods indicated therein.
  Schedule of Investments as of March 31, 2002.
  Notes to Financial Statements.
  Report of Independent Auditors.

                          JOHN HANCOCK CURRENT INTEREST

                                     PART C.

OTHER INFORMATION

Item 23.  Exhibits:

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 24.  Persons Controlled by or under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with Registrant.

Item 25. Indemnification.

Indemnification provisions relating to the Registrant's Trustees, officers, employees and agents is set forth in Article IV of the Registrant's Declaration of Trust included as Exhibit 1 herein.

Under Section 12 of the Distribution Agreement, John Hancock Funds, LLC ("John Hancock Funds") has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.

Section 9(a) of the By-Laws of John Hancock Life Insurance Company ("the Insurance Company") provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the Insurance Company who serves as a Trustee or officer of the Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote, or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined not to be entitled to indemnification.

Article V of the Limited Liability Company Agreement of John Hancock Advisers, LLC ("the Adviser") provide as follows:

"Section 5.06. Indemnity."

1.01     Indemnification and Exculpation.
         -------------------------------

         (a) No Indemnitee, and no shareholder, director, officer, member, manager, partner, agent, representative, employee or Affiliate of an Indemnitee, shall have any liability to the Company or to any Member for any loss suffered by the Company (or the Corporation) which arises out of any action or inaction by such Indemnitee with respect to the Company (or the Corporation) if such Indemnitee so acted or omitted to act (i) in the good faith (A) belief that such course of conduct was in, or was not opposed to, the best interests of the Company (or the Corporation), or (B) reliance on the provisions of this Agreement, and (ii) such course of conduct did not constitute gross negligence or willful misconduct of such Indemnitee.

         (b) The Company shall, to the fullest extent permitted by applicable law, indemnify each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was, or has agreed to become, a Director or Officer, or is or was serving, or has agreed to serve, at the request of the Company (or previously at the request of the Corporation), as a director, officer, manager or trustee of, or in a similar capacity with, another corporation, partnership, limited liability company, joint venture, trust or other enterprise (including any employee benefit plan) (all such persons being referred to hereafter as an "Indemnitee"), or by reason of any action alleged to have been taken or omitted in such capacity, against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by or on behalf of an Indemnitee in connection with such action, suit or proceeding and any appeal therefrom.

         (c) As a condition precedent to his right to be indemnified, the Indemnitee must notify the Company in writing as soon as practicable of any action, suit, proceeding or investigation involving him for which indemnity hereunder will or could be sought. With respect to any action, suit, proceeding or investigation of which the Company is so notified, the Company will be entitled to participate therein at its own expense and/or to assume the defense thereof at its own expense, with legal counsel reasonably acceptable to the Indemnitee.

         (d) In the event that the Company does not assume the defense of any action, suit, proceeding or investigation of which the Company receives notice under this Section 5.06, the Company shall pay in advance of the final disposition of such matter any expenses (including attorneys' fees) incurred by an Indemnitee in defending a civil or criminal action, suit, proceeding or investigation or any appeal therefrom; provided, however, that the payment of such expenses incurred by an Indemnitee in advance of the final disposition of such matter shall be made only upon receipt of an undertaking by or on behalf of the Indemnitee to repay all amounts so advanced in the event that it shall ultimately be determined that the Indemnitee is not entitled to be indemnified by the Company as authorized in this Section 5.06, which undertaking shall be accepted without reference to the financial ability of the Indemnitee to make such repayment; and further provided that no such advancement of expenses shall be made if it is determined that (i) the Indemnitee did not act in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interests of the Company, or (ii) with respect to any criminal action or proceeding, the Indemnitee had reasonable cause to believe his conduct was unlawful.

         (e) The Company shall not indemnify an Indemnitee seeking indemnification in connection with a proceeding (or part thereof) initiated by such Indemnitee unless the initiation thereof was approved by the Board of Directors. In addition, the Company shall not indemnify an Indemnitee to the extent such Indemnitee is reimbursed from the proceeds of insurance, and in the event the Company makes any indemnification payments to an Indemnitee and such Indemnitee is subsequently reimbursed from the proceeds of insurance, such Indemnitee shall promptly refund such indemnification payments to the Company to the extent of such insurance reimbursement.

         (f) All determinations hereunder as to the entitlement of an Indemnitee to indemnification or advancement of expenses shall be made in each instance by
(a) a majority vote of the Directors consisting of persons who are not at that time parties to the action, suit or proceeding in question ("Disinterested Directors"), whether or not a quorum, (b) a majority vote of a quorum of the outstanding Common Shares, which quorum shall consist of Members who are not at that time parties to the action, suit or proceeding in question, (c) independent legal counsel (who may, to the extent permitted by law, be regular legal counsel to the Company), or (d) a court of competent jurisdiction.

         (g) The indemnification rights provided in this Section 5.06 (i) shall not be deemed exclusive of any other rights to which an Indemnitee may be entitled under any law, agreement or vote of Members or Disinterested Directors or otherwise, and (ii) shall inure to the benefit of the heirs, executors and administrators of the Indemnitees. The Company may, to the extent authorized from time to time by its Board of Directors, grant indemnification rights to other employees or agents of the Company or other persons serving the Company and such rights may be equivalent to, or greater or less than, those set forth in this Section 5.06. Any indemnification to be provided hereunder may be provided although the person to be indemnified is no longer a Director or Officer.

Item 26. Business and Other Connections of Investment Advisers.

For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and Directors of the Adviser, reference is made to Form ADV (801-8124) filed under the Investment Advisers Act of 1940, which is incorporated herein by reference.

Item 27. Principal Underwriters.

(a) John Hancock Funds acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Cash Reserve, Inc., John Hancock Bond Trust, John Hancock Current Interest, John Hancock Series Trust, John Hancock Tax-Free Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Sovereign Bond Fund, John Hancock Tax-Exempt Series, John Hancock Strategic Series, John Hancock World Fund, John Hancock Equity Trust, John Hancock Investment

Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust II and John Hancock Investment Trust III.

(b) The following table lists, for each director and officer of John Hancock Funds, the information indicated.


       Name and Principal          Positions and Offices                Positions and Offices
        Business Address              with Underwriter                     with Registrant
        ----------------              ----------------                     ---------------

Maureen R. Ford                     Director, Chairman                   Trustee, Chairman, President
101 Huntington Avenue               and Chief Executive                    and Chief Executive Officer
Boston, Massachusetts                    Officer

Robert H. Watts                    Director, Executive Vice                  None
John Hancock Place                   President and Chief
P.O. Box 111                         Compliance Officer
Boston, Massachusetts

Richard A. Brown                   Senior Vice President,               Senior Vice President and
101 Huntington Avenue              Chief Financial Officer               Chief Financial Officer
Boston, Massachusetts                  and Treasurer

William H. King                        Vice President                        Vice President
101 Huntington Avenue               and Assistant Treasurer                   and Treasurer
Boston, Massachusetts

Susan S. Newton                   Senior Vice President,              Senior Vice President, Chief
101 Huntington Avenue               Chief Legal Officer                 Legal Officer and Secretary
Boston, Massachusetts                 and Secretary

Jeffrey H. Long                    Vice President, Controller                None
101 Huntington Avenue                and Assistant Treasurer
Boston, Massachusetts

Thomas E. Moloney                      Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Jeanne M. Livermore                    Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts



                                       C-3




       Name and Principal          Positions and Offices                Positions and Offices
        Business Address              with Underwriter                     with Registrant
        ----------------              ----------------                     ---------------

John M. DeCiccio                       Director                              Trustee
John Hancock Place
P.O. Box 111
Boston, Massachusetts

David F. D'Alessandro                  Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Mark C. Lapman                         Director                              None
53 State Street
Boston, Massachusetts

James V. Bowhers                      President                              None
101 Huntington Avenue
Boston, Massachusetts

Keith F. Hartstein                  Senior Vice President                    None
101 Huntington Avenue
Boston, Massachusetts



                                       C-4



       Name and Principal          Positions and Offices                Positions and Offices
        Business Address              with Underwriter                     with Registrant
        ----------------              ----------------                     ---------------

Karen F. Walsh                        Vice President                         None
101 Huntington Avenue
Boston, Massachusetts

Gary Cronin                           Vice President                         None
101 Huntington Avenue
Boston, Massachusetts

Kristine McManus                      Vice President                         None
101 Huntington Avenue
Boston, Massachusetts

Thomas H. Connors                     Vice President                    Vice President and
101 Huntington Avenue                 and Compliance                    Compliance Officer
Boston, Massachusetts                 Officer

         (c)      None.

Item 28. Location of Accounts and Records.

         The Registrant maintains the records required to be maintained by it under Rules 31a-1 (a), 31a-a(b), and 31a-2(a) under the Investment
         Company Act of 1940 at its principal executive offices at 101
         Huntington Avenue, Boston Massachusetts 02199-7603. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's Transfer Agent and Custodian.

Item 29.  Management Services.

          Not applicable.

Item 30.  Undertakings.

          Not applicable



                                       C-5


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule
485(b) under the Securities Act of 1933 and has duly caused this Registration
Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 25th day of July, 2002.

                              JOHN HANCOCK CURRENT INTEREST

                             By:________*________________
                             Maureen R. Ford
                             Chairman, President and Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


       Signature                                     Title                                    Date
       ---------                                     -----                                    ----


        *
--------------------------                  Trustee, Chairman President                 July 25, 2002
Maureen R. Ford                             and Chief Executive Officer

        *
--------------------------                  Senior Vice President and
Richard A. Brown                            Chief Financial Officer

/s/William H. King
--------------------------                  Vice President, Treasurer
William H. King                             (Chief Accounting Officer)

_________*____________                      Trustee
James F. Carlin

_________*____________                      Trustee
William H. Cunningham

_________*____________                      Trustee
John M. DeCiccio

_________*____________                      Trustee
Ronald R. Dion

_________*____________                      Trustee
Charles L. Ladner

_______*_____________                       Trustee
Steven R. Pruchansky

________*_______________                    Trustee
Norman H. Smith

________*_______________                    Trustee
John P. Toolan


By:      /s/Susan S. Newton                                                             July 25, 2002
         ------------------
         Susan S. Newton,
         Attorney-in-Fact, under
         Powers of Attorney
         dated June 23, 2001
         and September 12, 2001
         filed herewith.



                                      C-6


John Hancock Bank and Thrift Opportunity Fund                    John Hancock Patriot Global Dividend Fund
John Hancock Bond Trust                                          John Hancock Patriot Preferred Dividend Fund
John Hancock California Tax-Free Income Fund                     John Hancock Patriot Premium Dividend Fund I
John Hancock Current Interest                                    John Hancock Patriot Premium Dividend Fund II
John Hancock Institutional Series Trust                          John Hancock Patriot Select Dividend Trust
John Hancock Investment Trust                                    John Hancock Series Trust
John Hancock Cash Reserve, Inc.                                  John Hancock Tax-Free Bond Trust


                                POWER OF ATTORNEY
                                -----------------

         The undersigned Trustee/Officer of each of the above listed Trusts, each a Massachusetts business trust or Maryland corporation, does hereby severally constitute and appoint Susan S. Newton, WILLIAM H. KING, and AVERY P.
MAHER, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form
N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 12th day of September, 2001.



/s/Maureen R. Ford                                            /s/Charles L. Ladner
------------------                                            --------------------
Maureen R. Ford, as Chairman and Chief                        Charles L. Ladner
Executive Officer

/s/John M. DeCiccio                                           /s/Steven R. Pruchansky
-------------------                                           -----------------------
John M. DeCiccio, as Trustee                                  Steven R. Pruchansky


/s/James F. Carlin                                            /s/Norman H. Smith
------------------                                            ------------------
 James F. Carlin                                              Norman H. Smith

/s/William H. Cunningham                                      /s/John P. Toolan
------------------------                                      -----------------
William H. Cunningham                                         John P. Toolan

/s/Ronald R. Dion
-----------------
Ronald R. Dion


Panel A
John Hancock Capital Series                                      John Hancock Strategic Series
John Hancock Declaration Trust                                   John Hancock Tax-Exempt Series Fund
John Hancock Income Securities Trust                             John Hancock World Fund
John Hancock Investors Trust                                     John Hancock Investment Trust II
John Hancock Equity Trust                                        John Hancock Investment Trust III
John Hancock Sovereign Bond Fund


Panel B
John Hancock Bank and Thrift Opportunity Fund                    John Hancock Patriot Global Dividend Fund
John Hancock Bond Trust                                          John Hancock Patriot Preferred Dividend Fund
John Hancock California Tax-Free Income Fund                     John Hancock Patriot Premium Dividend Fund I
John Hancock Current Interest                                    John Hancock Patriot Premium Dividend Fund II
John Hancock Institutional Series Trust                          John Hancock Patriot Select Dividend Trust
John Hancock Investment Trust                                    John Hancock Series Trust
John Hancock Cash Reserve, Inc.                                  John Hancock Tax-Free Bond Trust




                                POWER OF ATTORNEY
                                -----------------

         The undersigned Officer of each of the above listed Trusts, each a Massachusetts business trust, or Maryland Corporation, does hereby severally constitute and appoint SUSAN S. NEWTON, WILLIAM H. KING, AND AVERY P. MAHER, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the
Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 23rd day of June, 2001.





                                         /s/Richard A. Brown
                                         -------------------
                                         Richard A. Brown
                                         Chief Financial Officer



Commonwealth of Massachusetts          )
-----------------------------
                                       )ss
COUNTY OF Suffolk                      )
          -------

         Then personally appeared the above-named Richard A. Brown, who acknowledged the foregoing instrument to be his free act and deed, before me, this 23rd day of June, 2001.

                                  /s/Erika L. Nager
                                  -----------------
                                  Notary Public

                                  My Commission Expires:  June 14, 2007
                                                          -------------


s:\general\prwattn\01June23.doc


                          John Hancock Current Interest

                                  EXHIBIT INDEX

Exhibit No.                    Exhibit Description

99.(a)      Amended and Restated Declaration of Trust dated July 1, 1996.**

99.(a).1    Amendment of Section 5.11 and Established and Designation of Class
            C Shares dated May 1, 1998.****

99.(a).2 Instrument Fixing the number of Trustees and Appointing Individual to Fill Vacancy dated December 7, 1999.******

99.(b)      By Laws.  Amended and Restated By-Laws dated November 19, 1996.***

99.(b).1    Amendment to By-Laws effective March 1, 2002.+

99.(c) Instruments Defining Rights of Security Holders, see exhibit 99(a) and 99(b).

99.(d) Investment Advisory Contracts. Investment Management Contract between John Hancock Advisers, Inc. and the Registrant on behalf of U.S. Government Cash Reserve Fund dated December 22, 1994.*

99.(d).1    Investment  Management  Contract between John Hancock Adviser,
            Inc. and the Registrant of behalf of Money Market Fund dated
            December 2, 1996.***

99.(e)      Underwriting Contracts.  Distribution Agreement between John Hancock
            Broker Distribution Services, Inc. and the Registrant dated
            December 22, 1994.*

99.(e).1    Form of Financial  Institution Sales and Service Agreement between
            John Hancock Funds, Inc. and the John Hancock funds dated
            Jaunuary 1, 1995.*

99.(f)      Bonus or Profit Sharing Contracts.  Not Applicable

99.(g)      Custodian Agreements.  Master Custodian Agreement between the John
            Hancock Funds and Bank of New York dated September 10, 2001.+

99.(h)      Other Material Contracts.  Master Transfer Agency and Service
            Agreement between John Hancock Funds, Inc. and the John Hancock
            Signature Services, Inc. dated June 1, 1998.****

99.(i)      Legal Opinion.+

99.(j)      Other Opinions. Auditor's Consent.+


                                       C-7



99.(k)      Omitted Financial Statements.  Not Applicable

99.(l)      Initial Capital Agreements.  Not Applicable

99.(m)      Rule 12b-1 Plan for U.S. Government Cash Reserve dated
            December 22, 1994.*

99.(m).1    Rule 12b-1 Plan.  Class A Distribution Plan between John Hancock
            Money Market Fund and John Hancock Funds, Inc. dated
            December 2, 1996.***

99.(m).2 Class B Distribution Plan between John Hancock Money Market Fund and John Hancock Funds, Inc. dated December 2, 1996.***

99.(m).3 Class C Distribution Plan between John Hancock Money Market Fund and John Hancock Funds, Inc. dated May 1, 1998.****

99.(n) John Hancock Funds Class A, Class B and Class C amended and restated Multiple Class Plan pursuant to Rule 18f-3 for John Hancock
            Money Market Fund.*****

99.(p)      Revised Code of Ethics dated May 1, 2002.  John Hancock
            Advisers, Inc. and each John Hancock Fund (together called
            "John Hancock Funds").+

*    Previously filed electronically with post-effective amendment number 48
     (file nos. 811-02485 and 2-50931 ) on May 9, 1995, accession number
     0000950135-95-001114.

**   Previously filed electronically with post-effective amendment number 51
     (file numbers 811-02485 and 2-50931) on August 26, 1996, accession number
     0001010521-96-000145).

***  Previously filed  electronically  with  post-effective  amendment number 54
     (file numbers 811-02485 and 2-50931) on February 28, 1997, accession number
     0001010521-97-000231.

**** Previously filed electronically with post-effective amendment number 57
     (file numbers 811-02485 and 2-50931) on July 27, 1998, accession number
     0001010521-98-000294.

***** Previously filed electronically with post-effective amendment number 58
      (file numbers 811-02485 and 2-50931) on May 24, 1999, accession number
      0001010521-99-000220.

****** Previously filed electronically with post-effective amendment number 60
      (file numbers 811-02485 and 2-50931) on May 30, 2000, accession number
      0001010521-00-000311.

******* Previously filed electronically with post-effective amendment number 61
        (file numbers 811-02485 and 2-50931) on July 25, 2000, accession number
        0001010521-00-000359.

+    Filed herewith.



                                       C-8